SPARTAN(registered trademark)


(registered trademark)
CONNECTICUT
MUNICIPAL
FUNDS

ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS



PRESIDENT'S MESSAGE                               3     Ned Johnson on investing
                                                        strategies.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

 PERFORMANCE                                      4     How the fund has done over time.

 FUND TALK                                        7     The manager's review of fund
                                                        performance, strategy and outlook.

 INVESTMENT CHANGES                               10    A summary of major shifts in the
                                                        fund's investments over the past six
                                                        months
                                                        and one year.

 INVESTMENTS                                      11    A complete list of the fund's
                                                        investments with their market
                                                        values.

 FINANCIAL STATEMENTS                             19    Statements of assets and liabilities,
                                                        operations, and changes in net
                                                        assets,
                                                        as well as financial highlights.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                      23    How the fund has done over time.

 FUND TALK                                        25    The manager's review of fund
                                                        performance, strategy and outlook.

 INVESTMENT CHANGES                               27    A summary of major shifts in the
                                                        fund's investments over the past six
                                                        months
                                                        and one year.

 INVESTMENTS                                      28    A complete list of the fund's
                                                        investments with their market
                                                        values.

 FINANCIAL STATEMENTS                             33    Statements of assets and liabilities,
                                                        operations, and changes in net
                                                        assets,
                                                        as well as financial highlights.

NOTES                                             37    Notes to the financial statements.

REPORT OF INDEPENDENT                             40    The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS                                     41


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD  OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower. CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Spartan Connecticut Municipal               5.64%    42.98%   104.57%
Income Fund

Lehman Brothers Connecticut 4 Plus          5.82%    n/a      n/a
Year Enhanced Municipal Bond Index

Connecticut Municipal                       4.97%    42.17%   n/a
Debt Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on October 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, which includes Connecticut investment-grade municipal bonds with maturities of four years or greater. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of 24 Connecticut municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Spartan Connecticut Municipal               5.64%    7.41%    8.18%
Income Fund

Lehman Brothers Connecticut 4 Plus          5.82%    n/a      n/a
Year Enhanced Municipal Bond Index

Connecticut Municipal                       4.97%    7.29%    n/a
Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             Spartan CT Muni Bond        LB Municipal Bond Index
             00407                       LB015
  1987/10/31      10000.00                    10000.00
  1987/11/30      10121.14                    10261.10
  1987/12/31      10253.38                    10409.99
  1988/01/31      10621.33                    10780.79
  1988/02/29      10727.51                    10894.75
  1988/03/31      10415.77                    10768.37
  1988/04/30      10463.24                    10850.21
  1988/05/31      10515.58                    10818.85
  1988/06/30      10713.46                    10977.13
  1988/07/31      10766.94                    11048.70
  1988/08/31      10821.12                    11058.42
  1988/09/30      11033.66                    11258.58
  1988/10/31      11228.48                    11456.73
  1988/11/30      11123.75                    11351.79
  1988/12/31      11289.82                    11467.92
  1989/01/31      11442.62                    11705.07
  1989/02/28      11333.30                    11571.52
  1989/03/31      11345.51                    11543.86
  1989/04/30      11654.63                    11817.91
  1989/05/31      11899.33                    12063.37
  1989/06/30      12098.25                    12227.19
  1989/07/31      12229.60                    12393.60
  1989/08/31      12100.68                    12272.27
  1989/09/30      12064.54                    12235.70
  1989/10/31      12207.62                    12385.34
  1989/11/30      12387.76                    12602.08
  1989/12/31      12467.78                    12705.17
  1990/01/31      12357.27                    12645.07
  1990/02/28      12469.60                    12757.62
  1990/03/31      12491.34                    12761.44
  1990/04/30      12296.35                    12669.05
  1990/05/31      12602.20                    12945.62
  1990/06/30      12730.24                    13059.41
  1990/07/31      12919.64                    13251.38
  1990/08/31      12687.34                    13058.97
  1990/09/30      12769.37                    13066.41
  1990/10/31      12962.06                    13303.44
  1990/11/30      13241.66                    13570.97
  1990/12/31      13302.08                    13630.00
  1991/01/31      13449.71                    13812.92
  1991/02/28      13534.39                    13933.09
  1991/03/31      13556.04                    13938.11
  1991/04/30      13728.33                    14123.48
  1991/05/31      13850.06                    14249.04
  1991/06/30      13743.00                    14234.94
  1991/07/31      13906.13                    14408.32
  1991/08/31      14057.22                    14598.07
  1991/09/30      14183.28                    14788.14
  1991/10/31      14323.10                    14921.24
  1991/11/30      14357.59                    14962.87
  1991/12/31      14709.45                    15283.97
  1992/01/31      14731.80                    15318.82
  1992/02/29      14739.08                    15323.72
  1992/03/31      14671.72                    15329.39
  1992/04/30      14749.26                    15465.82
  1992/05/31      14951.25                    15647.85
  1992/06/30      15245.81                    15910.42
  1992/07/31      15720.88                    16387.42
  1992/08/31      15498.38                    16227.64
  1992/09/30      15604.48                    16333.77
  1992/10/31      15338.54                    16173.21
  1992/11/30      15752.71                    16462.87
  1992/12/31      15918.26                    16630.96
  1993/01/31      16155.63                    16824.37
  1993/02/28      16812.50                    17432.91
  1993/03/31      16583.73                    17248.65
  1993/04/30      16736.58                    17422.68
  1993/05/31      16834.46                    17520.60
  1993/06/30      17132.68                    17813.02
  1993/07/31      17158.04                    17836.35
  1993/08/31      17547.22                    18207.71
  1993/09/30      17760.01                    18415.09
  1993/10/31      17769.52                    18450.63
  1993/11/30      17613.41                    18288.08
  1993/12/31      17984.08                    18674.15
  1994/01/31      18192.21                    18887.40
  1994/02/28      17691.72                    18398.22
  1994/03/31      16886.79                    17649.04
  1994/04/30      17031.87                    17798.71
  1994/05/31      17133.36                    17953.02
  1994/06/30      17026.95                    17843.33
  1994/07/31      17368.71                    18170.40
  1994/08/31      17407.79                    18233.27
  1994/09/30      17121.76                    17965.60
  1994/10/31      16740.39                    17646.53
  1994/11/30      16273.39                    17327.49
  1994/12/31      16722.36                    17708.86
  1995/01/31      17257.49                    18214.98
  1995/02/28      17785.12                    18744.67
  1995/03/31      17975.02                    18960.05
  1995/04/30      17995.56                    18982.42
  1995/05/31      18555.39                    19588.15
  1995/06/30      18388.43                    19417.74
  1995/07/31      18493.83                    19601.82
  1995/08/31      18751.20                    19850.37
  1995/09/30      18902.35                    19976.02
  1995/10/31      19142.51                    20266.47
  1995/11/30      19431.77                    20602.69
  1995/12/31      19585.33                    20800.68
  1996/01/31      19756.12                    20957.73
  1996/02/29      19659.57                    20816.26
  1996/03/31      19393.70                    20550.23
  1996/04/30      19353.03                    20492.07
  1996/05/31      19315.79                    20483.88
  1996/06/30      19559.55                    20706.95
  1996/07/31      19716.11                    20895.38
  1996/08/31      19694.05                    20890.37
  1996/09/30      19940.60                    21182.83
  1996/10/31      20171.62                    21422.41
  1996/11/30      20528.73                    21814.44
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan Connecticut Municipal Income Fund on October 31, 1987, shortly after the fund started. As the chart shows, by November 30, 1996, the value of your investment would have grown to $20,529 a 105.29% increase on your initial investment. This assumes you still own the fund on November 30, 1996, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,814 a 118.14% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994   1993   1992

Dividend return  5.29% 6.62% 5.27% 6.29% 6.59%

Capital appreciation returns  0.35% 12.78% -12.89%  5.52% 3.12%

Total return  5.64% 19.40% -7.62% 11.81% 9.71%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.63(cents)   28.28(cents)   56.88(cents)

Annualized dividend rate                 5.06%         5.13%          5.15%

30-day annualized yield                  4.61%         -              -

30-day annualized tax-equivalent yield   7.54%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.15 over the past month, $10.99 over the past six months and $11.04 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.88% 1996 combined federal and state tax bracket but does not reflect payment of the alternative minimum tax, if applicable.

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year that
ended November 30, 1996. For
the past 12 months, the Lehman
Brothers Municipal Bond Index -
a broad measure of the municipal
bond market - had a total return of
5.88%. In comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed their
counterparts in the taxable bond
market for the first nine months of
the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and individual
investors, and the diminishing
likelihood of significant tax reform in
the near future. Like most domestic
bonds, munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the muni
market prevailed to the point that
munis entered the last two months
of the period trading at expensive
levels relative to their taxable
counterparts. At that point and
through October, the performance
of the municipal market stalled
somewhat, as investor demand
declined and institutional investors
sold off some of their municipal
bond holdings to take profits. That
sell-off subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with George Fischer, Portfolio Manager of Spartan Connecticut Municipal Income Fund.
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the year ending November 30, 1996, the fund had a total return of 5.64%. For the same period, the Connecticut municipal debt funds average, as tracked by Lipper Analytical Services, returned 4.97%, while the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index returned 5.82%.
Q. THERE HAVE BEEN SOME IMPORTANT CHANGES IN THE FUND'S STRUCTURE SINCE YOU TOOK OVER IN MAY. CAN YOU TELL US ABOUT THEM?
A. Yes. One of the more obvious changes is the fund has fewer longer-maturity bonds (those with maturities of 20 years or more) and more intermediate-maturity bonds (those with maturities of between 10 and 15 years). My emphasis on intermediate-maturity bonds had to do with the shape of the yield curve, which measures the difference in yields among bonds with various maturities, and which was quite flat in the longer end of the curve. That meant that the difference in yield between bonds with intermediate maturities and those with longer-term maturities was quite small, or narrow. In my view, the incremental yield longer-term bonds offered didn't adequately compensate investors for the added risk they carried, and I felt that the intermediate bonds looked better on a risk/reward basis.
Q. THE FUND'S STAKE IN HOUSING BONDS ALSO DROPPED OVER THE PAST SIX MONTHS. WHAT WAS YOUR RATIONALE FOR THAT MOVE?
A. These bonds are backed by home mortgages, which have a lot of prepayment provisions that work against bond holders. These provisions allow the issuing authority to pay off the bonds it issues earlier than when they are due (before maturity), if interest rates fall. I didn't feel that housing bonds adequately compensated investors with enough yield to offset that risk of early payment. Therefore, I reduced the holdings in housing bonds to less than 4% of investments, compared to 9% six months ago.
Q. THERE'S ALSO BEEN A NOTICEABLE IMPROVEMENT IN THE FUND'S OVERALL CREDIT QUALITY . . .
A. Yes, that's true because I pruned out some lower-quality bonds - namely those rated Baa - and replaced them with higher-quality securities. Some examples of securities I bought included general obligation bonds (GOs) issued by the cities of Bridgeport, Stamford, West Hartford and Newtown. A GO bond is repaid with general tax revenues, in contrast to the revenue from a specific facility built with borrowed funds, such as a toll road. General revenues are sensitive to both the economy and the cities' fiscal health, both of which were in relatively good shape during the period for those issuers I mentioned.
Q. HAVE YOU FOUND ANY INTERESTING OPPORTUNITIES IN HOSPITAL BONDS RECENTLY?
A. Not really, since unlike other areas of the country, there hasn't really been a lot of activity in the way of mergers and acquisitions in Connecticut. In addition, the hospital bonds issued during the past six months haven't been that appealing from a yield, price and credit perspective. So at the end of the period, the fund's holdings in hospitals look much the same as they did six months ago. That said, I'll continue to pay attention to national trends in health care as they relate to the fund's holdings in hospitals.
Q. WHAT'S YOUR OUTLOOK?
A. I think that municipals continue to represent a good long-term value for investors seeking tax-free income. A declining stock market could mean that investors start looking to the bond markets to provide a new home for their investments. Even though bond yields are low on a historical basis, they may look attractive compared to falling stock prices. More investor money coming into the municipal market would likely be a positive for municipal prices. But given the municipal market's recent strong gains, I don't see a huge amount of across-the-board price appreciation from here without interest rate declines. As a result, income will be a more important part of a bond's total return. Still, there are always opportunities to make money. So I'll concentrate on doing careful research - with the help of Fidelity's credit and quantitative research group - to uncover those opportunities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high
current tax-free income
for Connecticut residents
TRADING SYMBOL: FICNX
FUND NUMBER: 407
START DATE: October 29,
1987
SIZE: as November 30,
1996, more than $334 million
MANAGER: George Fischer,
since May 1996; manager,
Spartan Bond Strategist,
since 1993; Fidelity
Insured Municipal
Income, since 1995; Fidelity
Municipal Bond Fund, since
1995; joined Fidelity in 1989
(checkmark)
GEORGE FISCHER ON CONNECTICUT'S
ECONOMY AND FISCAL SITUATION:
"From an economic
standpoint, Connecticut is
doing all right. On the positive
side, casino gambling - a
relatively recent contributor to
the Connecticut economy -
has been strong. On the
negative side, the insurance
and defense industries - two
of the more established and
larger of the state's industries
- have remained troubled. The
state is slogging along, not
performing as well as the
national economy, which has
been pretty strong this year.
From a fiscal standpoint,
things have also been OK.
While the state faces some
potential problems down the
road - such as covering its
unfunded pensions - I
believe that its credit rating is
fairly safe for the time being."

SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      32.7           32.3

Health Care             13.2           11.9

Escrowed/Pre-Refunded   10.5           2.9

Special Tax             8.8            9.7

Education               8.7            11.6

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years   13.1   14.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years   7.2   7.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS CAN ALSO INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Aaa 51.7%
Aa, A 33.8%
Baa 12.9%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 1.6%
Aaa 41.9%
Aa, A 40.3%
Baa 13.4%
Ba, B 0.0%
Non-rated 0.5%
Short-term
investments 3.9%
Row: 1, Col: 1, Value: 51.7
Row: 1, Col: 2, Value: 32.8
Row: 1, Col: 3, Value: 12.9
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 2.6
Row: 1, Col: 1, Value: 41.9
Row: 1, Col: 2, Value: 40.3
Row: 1, Col: 3, Value: 13.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 6, Value: 3.9
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 98.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - 95.5%
Branford Gen. Oblig. Unltd. Tax:
 7% 6/15/08 (FGIC Insured)  Aaa $ 500,000 $ 588,750
 7% 6/15/09 (FGIC Insured)  Aaa  500,000  589,375
Bridgeport Gen. Oblig.:
 Series A:
  5.40% 9/1/08 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  583,000
  5.50% 9/1/09 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  587,125
  5.60% 9/1/10 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  590,563
  5.70% 9/1/11 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  550,000  594,688
  5.70% 9/1/15 (AMBAC Insured)
  (Pre-Refunded to 9/1/05 @ 101) (d)  Aaa  2,000,000  2,155,000
  Unltd. Tax:
   Rfdg. 6.50% 9/1/07 (AMBAC Insured)  Aaa  2,290,000  2,590,563
   7.20% 3/1/98 (Escrowed to Maturity) (d)  Baa  930,000  967,200
   7.40% 3/1/00
   (Pre-Refunded to 3/1/99 @ 102) (d)  Baa  1,080,000  1,175,850
   7.625% 1/15/09
   (Pre-Refunded to 3/1/99 @ 102) (d)  Baa  1,500,000  1,640,625
 Series B, 7.75% 11/15/10
 (Pre-Refunded to 11/15/00 @ 102) (d)  Baa  3,235,000  3,695,988
 6% 9/1/03 (AMBAC Insured)  Aaa  4,475,000  4,838,594
 8.75% 8/15/05 (FGIC Insured)  Aaa  670,000  852,575
 6% 9/1/05 (AMBAC Insured)  Aaa  4,000,000  4,360,000
Canterbury Unltd. Tax:
 7.20% 5/1/05  A  350,000  400,313
 7.20% 5/1/06  A  195,000  224,738
Cheshire Unltd. Tax:
 6.90% 2/15/06  Aa  100,000  116,500
 6.90% 2/15/07  Aa  100,000  117,000
 6.90% 2/15/08  Aa  100,000  117,625
Connecticut Clean Wtr. Fund Rev.:
 Series 1991, 7% 1/1/11  Aaa  2,500,000  2,790,625
 5.875% 11/1/03  Aaa  1,000,000  1,086,250
 5.875% 5/1/04  Aaa  1,000,000  1,085,000
 6.80% 7/1/05  Aaa  1,000,000  1,108,750
 5.875% 4/1/08  Aaa  1,000,000  1,082,500
 6% 10/1/12  Aaa  6,000,000  6,525,000
 Ltd. Tax 5.125% 5/1/18  Aaa  2,000,000  1,907,500
Connecticut Dev. Auth. Health Care Rfdg.
(Duncaster, Inc. Proj.) 6.75% 9/1/15  A2  3,000,000  3,187,500
Connecticut Dev. Auth. Poll. Cont. Rev.
(New England Pwr. Co. Proj.)
 7.25% 10/15/15  A1  3,000,000  3,228,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Dev. Auth. Rev.:
 (Hartford Civic Ctr.) Series A:
  6% 11/15/07  A1 $ 1,525,000 $ 1,660,344
  6% 11/15/08  A1  1,525,000  1,656,531
  6% 11/15/09  A1  1,525,000  1,648,906
  4.75% 11/15/13  A1  1,525,000  1,414,438
Connecticut Economic Recovery Notes
Unltd. Tax 4.25% 12/15/96  Aa  1,000,000  1,000,310
Connecticut Gen. Oblig.:
 Series A:
  6.10% 3/15/02  Aa  3,000,000  3,240,000
  7% 3/15/03  Aa  3,000,000  3,408,750
  0% 5/15/07  Aa  2,250,000  1,338,750
  6.90% 3/15/09  Aa  3,000,000  3,292,500
 Series B, 6% 10/1/05  Aa  5,000,000  5,475,000
 (Cap. Appreciation College Savings Plan):
  Series A, 0% 12/1/07  Aa  4,000,000  2,315,000
  Unltd. Tax Series B, 0% 11/1/09  Aa  7,390,000  3,815,088
 (College Savings Plan) Series A, 0% 11/1/06  Aa  2,800,000  1,725,500
 (Greenwich Hospital) Series A,
  5.80% 7/1/26 (MBIA Insured)  Aaa  5,400,000  5,487,750
 6% 3/15/01  Aa  2,405,000  2,564,331
Connecticut Health & Ed. Facs. Auth. Rev.:
 (Bristol Hosp.) Issue A:
  7% 7/1/09 (MBIA Insured)  Aaa  1,750,000  1,903,125
  7% 7/1/20 (MBIA Insured)  Aaa  4,180,000  4,530,075
 (Connecticut College Issue) Series B,
 6.625% 7/1/11 (MBIA Insured)  Aaa  1,200,000  1,305,000
 (The Griffin Hosp.) Series A, 6% 7/1/13  Baa1  850,000  839,375
 (Kent School):
  Series B:
   3.90% 7/1/97 (MBIA Insured)  Aaa  250,000  250,218
   4.125% 7/1/99 (MBIA Insured)  Aaa  325,000  324,594
   4.40% 7/1/01 (MBIA Insured)
   (Pre-Refunded to 7/1/00 @ 102) (d)  Aaa  250,000  250,313
   4.50% 7/1/02 (MBIA Insured)  Aaa  305,000  305,381
   4.60% 7/1/03 (MBIA Insured)  Aaa  150,000  150,375
   4.70% 7/1/04 (MBIA Insured)  Aaa  500,000  501,250
   4.875% 7/1/05 (MBIA Insured)  Aaa  400,000  403,500
   5.10% 7/1/07 (MBIA Insured)  Aaa  265,000  268,313
   5.25% 7/1/08 (MBIA Insured)  Aaa  305,000  309,956
   5.375% 7/1/09 (MBIA Insured)  Aaa  845,000  857,675
   5.40% 7/1/10 (MBIA Insured)  Aaa  685,000  691,850
 (Lutheran Gen. Health Care Sys.)
 7.375% 7/1/19  Aaa  3,195,000  3,782,081
 (New Britain Mem. Hosp.) Series A,
 7.75% 7/1/22  BBB-  6,500,000  7,028,125
 (Quinnipiac College):
  Series C, 7.75% 7/1/20  BBB-  1,970,000  2,231,025
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Health & Ed. Facs. Auth. Rev.: - continued
 (Quinnipiac College): - continued
  Series D:
   Rfdg. 6% 7/1/13  BBB- $ 3,500,000 $ 3,434,375
   Rfdg. 6% 7/1/23  BBB-  1,975,000  1,915,750
 (St. Mary's Hosp.) Issue B:
  7.60% 7/1/03  Baa  900,000  945,000
  7.80% 7/1/09 (AMBAC Insured)  Baa  4,525,000  4,717,313
 (St. Raphael Hosp.) Series H:
  6.50% 7/1/13 (AMBAC Insured)  Aaa  3,125,000  3,585,938
  5.25% 7/1/14 (AMBAC Insured)  Aaa  4,400,000  4,433,000
  6.50% 7/1/11 (AMBAC Insured)  Aaa  2,780,000  3,169,200
 (Sacred Heart Univ.):
  Series A, 6.85% 7/1/22,
   LOC Fleet Nat'l. Bank  Baa  1,000,000  1,130,000
    (Pre-Refunded to 7/1/02 @ 102) (d)
  6% 7/1/06  Baa3  250,000  256,250
  6.50% 7/1/16  Baa3  4,000,000  4,140,000
 (Sharon Healthcare, Inc.):
  Series A:
   8.75% 7/1/06
   (Pre-Refunded to 7/1/01 @ 103) (d)  AAA  450,000  542,250
   9% 7/1/13
   (Pre-Refunded to 7/1/01 @ 103) (d)  AAA  1,300,000  1,579,500
   9.20% 7/1/21
   (Pre-Refunded to 7/1/01 @ 103) (d)  AAA  1,500,000  1,835,625
 (Veterans Memorial Medical Ctr.) 6.25% 7/1/05
 (MBIA Insured)  Aaa  2,265,000   2,502,825
 (Yale-New Haven Hosp.)
  Series F, 7.10% 7/1/25
  (MBIA Insured)  Aaa  5,000,000  5,562,500
  6% 7/1/03 (MBIA Insured)  Aaa  1,000,000  1,077,500
 (Yale Univ.) 5.929% 6/10/30  Aaa  10,000,000   10,150,000
Connecticut Higher Ed. Supplemental Loan
 Auth. Rev. (b):
  (Family Ed. Loan Prog.) Series A,
  7.20% 11/15/10  A  870,000  926,550
 Series A:
  7.375% 11/15/05  A1  515,000  540,106
  7.50% 11/15/10  A1  1,775,000  1,863,750
Connecticut Hsg. Fin. Auth.:
 (Mtg. Fin. Prog.):
  Series A, Subseries A-2, 6.45% 5/15/22  Aa  5,500,000  5,658,125
  Series B, 6.20% 5/15/12  Aa  3,000,000  3,086,250
  Series E, 6.20% 5/15/14  Aa  1,000,000  1,030,000
  Series E, Subseries E-1, 6.30% 5/15/17  Aa  1,950,000  1,998,750
Connecticut Muni. Elec. Energy Coop.
Pwr. Supply Sys. Rev:
  6% 1/1/04 (MBIA Insured)  Aaa  3,190,000  3,437,225
  6% 1/1/05 (MBIA Insured)  Aaa  3,380,000  3,650,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Muni. Elec. Energy Coop.
Pwr. Supply Sys. Rev.: - continued
  6% 1/1/06 (MBIA Insured)  Aaa $ 2,000,000 $ 2,160,000
Connecticut Resource Recovery Auth. Rev.:
 Rfdg. Series A, 5.5% 11/15/11 (MBIA Insured)  Aaa  2,500,000  2,525,000
 (American Refuse Fuel Co.) 8.10% 11/15/15  Aaa  4,500,000  4,882,500
 5.25% 11/15/08 (MBIA Insured)  Aaa  8,000,000  8,070,000
 5.375% 11/15/10 (MBIA Insured)  Aaa  1,000,000  1,003,750
Connecticut Spl. Assignment Unemployment
Compensation Advisor Fund Rev. Rfdg
 (Connecticut Unemployment) Ltd. Tax Series A,
 5.50% 11/15/00 (AMBAC Insured) Aaa  2,000,000  2,090,000
Connecticut Spl. Tax. Oblig. Rev.:
 (Trans. Infrastructure):
  Series 1991 A, 6.75% 6/1/11
  (Pre-Refunded to 6/1/03 @ 100) (d)  A1  2,395,000  2,694,375
  Series A:
   Rfdg. 4.75% 9/1/01  A1  1,000,000  1,015,000
   6.50% 6/1/03  A1  2,800,000  3,115,000
   7.125% 6/1/10  A1  3,550,000  4,277,750
  Series B:
   6.50% 10/1/07  A1  2,250,000  2,556,563
   0% 6/1/08  A1  3,500,000  1,960,000
   6.15% 9/1/09  A1  1,500,000  1,665,000
   6.50% 10/1/10  A1  3,250,000  3,721,250
   6.125% 9/1/12  A1  5,000,000  5,475,000
   6.50% 10/1/12  A1  3,500,000  3,972,500
Eastern Resource Recovery Auth. Solid Waste Rev.
 (Wheelabrator Lisbon Proj.) (b):
  Series A :
   5.50% 1/1/15  A-  8,000,000  7,610,000
   5.50% 1/1/20  A-  3,000,000  2,805,000
   5% 1/1/04  A-  1,000,000  992,500
Hartford County Metropolitan Dist.
6.20% 11/15/09  Aa1  250,000  278,125
Hartford County Metropolitan Dist. School Board
Unltd. Tax 9.50% 6/1/03  Aa1  100,000  126,875
Meriden Gen. Oblig. Unltd. Tax:
 6.25% 8/1/05 (FGIC Insured)  Aaa  2,000,000  2,215,000
 6.25% 8/1/06 (FGIC Insured)  Aaa  2,000,000  2,217,500
 7% 10/1/07 (MBIA Insured)  Aaa  500,000  589,375
Milford Gen. Oblig.:
 5.20% 1/15/11  Aa  550,000  543,813
 Unltd. Tax:
  6.70% 2/1/05  Aa  400,000  456,000
  6.70% 2/1/08  Aa  315,000  363,431
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Monteville Gen. Oblig.:
 6.30% 3/1/10  Aa $ 405,000 $ 450,563
 7% 3/15/13  Aa  220,000  261,800
 7% 3/15/14  Aa  220,000  263,450
 7% 3/15/15  Aa  210,000  251,475
Naugatuck Gen. Oblig. Unltd. Tax:
 6.90% 6/15/07 (FGIC Insured)  Aaa  485,000  563,813
 7.25% 9/1/04 (MBIA Insured)  Aaa  215,000  252,356
 7.40% 9/1/07 (MBIA Insured)  Aaa  370,000  446,313
 7.40% 9/1/08 (MBIA Insured)  Aaa  370,000  447,700
New Britain Gen. Oblig.:
 Series B, 6% 3/1/12 (MBIA Insured)  Aaa  2,000,000  2,180,000
 5% 2/1/12 (MBIA Insured)  Aaa  885,000  867,300
 5% 2/1/13 (MBIA Insured)  Aaa  885,000  866,194
 Unltd. Tax:
  Rfdg. 6% 2/1/12 (MBIA Insured)  Aaa  400,000  436,000
  7% 4/1/07 (MBIA Insured)  Aaa  580,000  674,975
  7% 4/1/08 (MBIA Insured)  Aaa  580,000  679,325
New Haven Gen. Oblig.:
 Rfdg. Series A, 5% 8/1/09 (FGIC Insured)  Aaa  1,775,000  1,755,031
 Series A, 7.40% 3/1/12  Baa  1,000,000  1,078,750
 8.25% 8/15/01  Baa  3,280,000  3,743,300
 7% 2/15/03 (FGIC Insured)  Aaa  1,000,000  1,137,500
 7% 2/15/04 (FGIC Insured)  Aaa  1,150,000  1,322,500
 7% 2/15/05 (FGIC Insured)  Aaa  1,250,000  1,450,000
 6% 8/1/05 (FGIC Insured)  Aaa  3,410,000  3,699,850
North Thompsonville Fire Dist.:
 6.75% 6/1/07 (MBIA Insured)  Aaa  180,000  207,450
 6.75% 6/1/08 (MBIA Insured)  Aaa  190,000  219,213
 6.75% 6/1/09 (MBIA Insured)  Aaa  200,000  234,000
 6.75% 6/1/10 (MBIA Insured)  Aaa  215,000  252,356
 6.75% 6/1/11 (MBIA Insured)  Aaa  230,000  270,825
Norwalk Hsg. Auth. Mtg. Rev. (Monterey Village)
Series 1985 B, Section 8, 9% 11/1/99   BBB  145,000  142,100
Plainville Gen. Oblig.:
 6.60% 8/15/08  A1  250,000  284,063
 Unltd. Tax:
  6.60% 8/15/09  A1  250,000  286,250
  6.60% 8/15/10  A1  250,000  285,938
  6.60% 8/15/11  A1  250,000  287,813
South Central Connecticut Wtr. Sys. Auth. Rev.:
 11th Series:
  5.625% 8/1/05 (FGIC Insured)  Aaa  5,000,000  5,281,250
  5.75% 8/1/12 (FGIC Insured)  Aaa  3,000,000  3,090,000
Stamford Gen. Oblig. Unltd. Tax:
 6.25% 2/15/03  Aaa  1,725,000  1,895,344
 6.25% 2/15/04  Aaa  1,725,000  1,908,281
 6.25% 2/15/05  Aaa  1,725,000  1,916,906
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Stamford Gen. Oblig. Unltd. Tax: - continued
 6.60% 1/15/07  Aaa $ 295,000 $ 339,988
 6.60% 1/15/08  Aaa  1,480,000  1,709,400
 6.60% 1/15/09  Aaa  1,000,000  1,155,000
Stratford Gen. Oblig. Unltd. Tax 7% 6/15/08
(FGIC Insured)  Aaa  500,000  588,125
Univ. of Connecticut 5.5% 2/1/06
(FGIC Insured) Aaa  3,070,000  3,204,313
Vernon Unltd. Tax:
 7.10% 10/15/07  A1  250,000  299,688
 7.10% 10/15/08  A1  250,000  300,625
Voluntown Gen. Oblig. Unltd. Tax:
 6.75% 10/1/03  A  210,000  231,525
 6.75% 10/1/04  A  210,000  233,363
 6.80% 10/1/06  A  210,000  239,400
 6.80% 10/1/07  A  210,000  239,663
 6.80% 10/1/08  A  210,000  244,650
 6.80% 10/1/09  A  185,000  215,294
West Hartford Gen. Oblig. Unltd. Tax:
 6.50% 7/15/05  Aaa  2,000,000  2,265,000
 6.50% 7/15/06  Aaa  2,000,000  2,275,000
 Tax 5% 7/15/11  Aaa  2,000,000  1,957,500
West Haven Impt. Unltd. Tax 6.70% 2/15/04
(MBIA Insured)  Aaa  710,000  804,075
Winchester Gen. Oblig. Unltd. Tax:
 7.10% 11/15/06  A1  125,000  145,469
 7.10% 11/15/08  A1  110,000  130,213
Wolcott Gen. Oblig. Unltd. Tax:
 7% 6/15/09 (FGIC Insured)  Aaa  445,000  522,875
 7% 6/15/10 (FGIC Insured)  Aaa  440,000  516,450
Woodstock Spl. Oblig. Rev. (Woodstock Academy)
7% 3/1/08 (AMBAC Insured)  Aaa  725,000  795,675
   315,116,140
PUERTO RICO - 2.9 %
Puerto Rico Commonwealth Gen. Oblig. Unltd. Tax
6.40% 7/1/11  Baa1  1,500,000  1,612,500
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Rev. Rfdg. Series V, 6.625% 7/1/12  Baa1  1,750,000  1,874,688
Puerto Rico Elec. Pwr. Auth. Rev.:
 Rfdg. Series W, 7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,367,500
 7% 7/1/07 (MBIA Insured)  Aaa  2,000,000  2,357,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Indl. Med. & Envir. Poll. Cont.
Facs. Fing. Auth. Rev. (Motorola,Inc.)
Series A, 6.75% 1/1/14 (e)  Aa3 $ 1,285,000 $ 1,387,800
   9,599,988
TOTAL MUNICIPAL BONDS
(Cost $306,629,392)   324,716,128
MUNICIPAL NOTES (A) - 1.6%
CONNECTICUT - 1.6%
Connecticut Dev. Auth. (Light & Pwr. Co. Proj. 1993)
Series A, 3.50%,
  LOC Deutsche Bank, VRDN  VMIG 1  2,000,000  2,000,000
Connecticut Dev. Auth Poll. Cont. Rev.
(Connecticut Lt. & Pwr. Co. Proj.) Ltd. Tax
 Series A, 3.60%,
 LOC Canadian Imperial Bank,
 VRDN (b)  VMIG 1  2,000,000  2,000,000
Connecticut Spl. Tax Oblig. Rev. (2nd Lien)
(Trans. Infrastructure) Series 1, 3.55%,
LOC Industrial Bank of Japan, VRDN  VMIG 1  1,400,000  1,400,000
TOTAL MUNICIPAL NOTES
(Cost $5,400,000)    5,400,000
TOTAL INVESTMENTS - 100%
(Cost $312,029,392)  $ 330,116,128
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
VRDN - Variable Rate Demand Note
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
LEGEND - CONTINUED
4. Security collateralized by an amount sufficient to pay interest and principal.
5. Security exempt from registration under
Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,387,800 or 0.4% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 80.8% AAA, AA, A 83.6%
Baa 8.4% BBB  9.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  32.7%
Health Care  13.2
Escrowed/Pre-Refunded  10.5
Special Tax  8.8
Education  8.7
Water & Sewer  6.6
Electric Revenue  6.4
Industrial Development  5.4
Others (individually less than 5%)   7.7
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $312,029,392. Net unrealized appre- ciation aggregated $18,086,736, of which $18,600,984 related to appreciated investment securities and $514,248 related to depreciated investment securities.
At November 30, 1996, the fund was required to defer $1,854,185 of losses on futures contracts.
The fund hereby designates approximately $261,400 as a capital gain dividend for the purpose of the dividend paid deduction.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 8.79% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN CONNECTICUT MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value (cost $312,029,392) -               $ 330,116,128
See accompanying schedule

Interest receivable                                                     5,222,354

 TOTAL ASSETS                                                           335,338,482

LIABILITIES

Payable to custodian bank                                   $ 27,518

Payable for fund shares redeemed                             212,441

Distributions payable                                        328,892

Accrued management fee                                       149,626

 TOTAL LIABILITIES                                                      718,477

NET ASSETS                                                             $ 334,620,005

Net Assets consist of:

Paid in capital                                                        $ 317,905,888

Accumulated undistributed net realized gain (loss)                      (1,372,619)
on investments

Net unrealized appreciation (depreciation) on                           18,086,736
investments

NET ASSETS, for 29,764,091 shares outstanding                          $ 334,620,005

NET ASSET VALUE, offering price and redemption price per                $11.24
share ($334,620,005 (divided by) 29,764,091 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                           $ 19,218,766

EXPENSES

Management fee                                             $ 1,861,384

Non-interested trustees' compensation                       1,422

 Total expenses before reductions                           1,862,806

 Expense reductions                                         (99,479)       1,763,327

NET INTEREST INCOME                                                        17,455,439

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,862,465

 Futures contracts                                          397,803        3,260,268

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      (2,874,842)

 Futures contracts                                          561,056        (2,313,786)

NET GAIN (LOSS)                                                            946,482

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 18,401,921
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      YEAR ENDED
                                                         NOVEMBER 30,    NOVEMBER 30,
                                                         1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 17,455,439    $ 19,553,566
Net interest income

 Net realized gain (loss)                                 3,260,268       (1,590,927)

 Change in net unrealized appreciation (depreciation)     (2,313,786)     41,663,100

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          18,401,921      59,625,739
FROM OPERATIONS

Distributions to shareholders                             (17,455,439)    (19,553,566)
From net interest income

 From net realized gain                                   -               (699,611)

 In excess of net realized gain                           -               (243,807)

 TOTAL DISTRIBUTIONS                                      (17,455,439)    (20,496,984)

Share transactions                                        29,600,748      49,373,918
Net proceeds from sales of shares

 Reinvestment of distributions                            13,513,939      16,090,044

 Cost of shares redeemed                                  (68,305,755)    (61,340,934)

 Redemption fees                                          15,649          14,848

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (25,175,419)    4,137,876
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (24,228,937)    43,266,631

NET ASSETS

 Beginning of period                                      358,848,942     315,582,311

 End of period                                           $ 334,620,005   $ 358,848,942

OTHER INFORMATION
Shares

 Sold                                                     2,674,315       4,630,644

 Issued in reinvestment of distributions                  1,222,501       1,496,456

 Redeemed                                                 (6,175,401)     (5,779,595)

 Net increase (decrease)                                  (2,278,585)     347,505


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED NOVEMBER 30,

                                   1996                       1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning of      $ 11.200                   $ 9.960     $ 11.840    $ 11.220    $ 10.880
period

Income from Investment              .569                       .617        .640        .680        .689
Operations
Net interest income

 Net realized and unrealized        .039                       1.270       (1.472)     .619        .338

 gain (loss)

 Total from investment              .608                       1.887       (.832)      1.299       1.027
 operations

Less Distributions

 From net interest income           (.569)                     (.617)      (.640)      (.680)      (.689)

 From net realized gain             -                          (.020)      (.410)      -           -

 In excess of net realized          -                          (.010)      -           -           -
gain

 Total distributions                (.569)                     (.647)      (1.050)     (.680)      (.689)

Redemption fees added to            .001                       -           .002        .001        .002
paid in capital

Net asset value, end of            $ 11.240                   $ 11.200    $ 9.960     $ 11.840    $ 11.220
period

TOTAL RETURN A                      5.65%                      19.41%      (7.61)%     11.81%      9.72%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 334,620                  $ 358,849   $ 315,582   $ 450,113   $ 413,748
(000 omitted)

Ratio of expenses to average        .55%                       .55%        .55%        .55%        .55%
net assets

Ratio of expenses to average        .52%                       .55%        .55%        .55%        .55%
net assets after expense           B
reductions

Ratio of net interest income to     5.15%                      5.73%       5.83%       5.81%       6.21%
average net assets

Portfolio turnover rate             30%                        39%         11%         45%         11%


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan Connecticut Municipal           3.07%    14.86%   18.27%
 Money Market Fund

Connecticut Tax-Free                    2.85%    13.57%   16.11%
 Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on March 4, 1991. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of 10 Connecticut tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc.
over the past 12 months. (The periods covered by IBC Financial Data Inc.
numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan Connecticut Municipal           3.07%    2.81%    2.96%
 Money Market Fund

Connecticut Tax-Free                    2.85%    2.58%    2.67%
 Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS

                        11/27/95   2/26/96   5/27/96   9/2/96   12/2/96



Spartan Connecticut        3.32%    2.94%    3.19%    3.02%    3.06%
Municipal
Money Market Fund



Connecticut Tax-Free       3.09%    2.67%    2.91%    2.70%    2.84%
Money Market Funds
Average



Spartan Connecticut        5.38%    4.77%    5.19%    4.90%    4.97%
Municipal
Money Market Fund -
Tax-equivalent



Portion of fund's income   19.03%   18.12%   13.63%   18.51%   17.51%
subject to state taxes

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Deborah Watson became Portfolio Manager of Spartan Connecticut Municipal Money Market Fund on August 1, 1996
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Federal Reserve Board to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped to persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in December 1995 and again in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 62 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity to 60 days. Since then, supply has been constrained, but I've been able to keep the maturity in the mid 50-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield at the end of the period was 3.05%, compared to 3.31% 12 months earlier. The latest yield was the equivalent of a taxable yield of 4.95% for Connecticut investors in the 38.88% combined federal and state tax bracket. The fund's total return during the 12-month period was 3.07%. That beat the total return of 2.85% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for wages to increase, among other factors. That said, I expect to keep the average maturity fairly stable, in the 50-60 day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high
current tax-free income
for Connecticut residents
TRADING SYMBOL: FICNX
FUND NUMBER: 407
START DATE: October 29,
1987
SIZE: as November 30,
1996, more than $334 million
MANAGER: George Fischer,
since May 1996; manager,
Spartan Bond Strategist,
since 1993; Fidelity
Insured Municipal
Income, since 1995; Fidelity
Municipal Bond Fund, since
1995; joined Fidelity in 1989
(checkmark)
GEORGE FISCHER ON CONNECTICUT'S
ECONOMY AND FISCAL SITUATION:
"From an economic
standpoint, Connecticut is
doing all right. On the positive
side, casino gambling - a
relatively recent contributor to
the Connecticut economy -
has been strong. On the
negative side, the insurance
and defense industries - two
of the more established and
larger of the state's industries
- have remained troubled. The
state is slogging along, not
performing as well as the
national economy, which has
been pretty strong this year.
From a fiscal standpoint,
things have also been OK.
While the state faces some
potential problems down the
road - such as covering its
unfunded pensions - I
believe that its credit rating is
fairly safe for the time being."

SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30      73                  59                 65

31 - 90     3                   28                 11

91 - 180    12                  8                  3

181 - 397   12                  5                   21

WEIGHTED AVERAGE MATURITY
                         11/30/96   5/31/96   11/30/95

Spartan Connecticut
Municipal Money Market
Fund                     52 days    47 days   62 days

Connecticut Tax-Free
Money Market Funds
Average *                57days     27 days   58 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 11.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 6.0
Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 7.0
Row: 1, Col: 5, Value: 10.0
Variable rate
demand notes
(VRDNs) 60%
Commercial
paper 17%
Tender bonds 11%
Municipal
notes 6%
Other 6%
Variable rate
demand notes
(VRDNs) 54%
Commercial
paper 14%
Tender bonds 15%
Municipal
notes 7%
Other 10%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - 71.3 %
Connecticut Dev. Auth. Health. Care Rev. (Corp.
for Independent Living Proj.) Series 1990,
 3.35%, LOC Chemical Bank, VRDN   $ 8,500,000 $ 8,500,000
Connecticut Dev. Auth. Ind. Dev. Rev.
(W.E. Bassett Co. Proj.) Series 1986, 4.10%,
 LOC Bank of Boston, VRDN (b)    1,000,000  1,000,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bond VRDN:
 (Light & Pwr. Co. Proj.):
  Series 1993 A, 3.50%, LOC Deutsche Bank    900,000  900,000
  Series 1996 A:
   3.60%, LOC Canadian Bank Imperial
   Bank, (b)    6,700,000  6,700,000
   3.50%, LOC Canadian Imperial Bank of
   Commerce    1,300,000  1,300,000
  Series B, 3.60%, LOC Union Bank of
  Switzerland (b)    11,000,000  11,000,000
Connecticut Dev. Auth. Solid Waste Disp. Fac.
Rev. VRDN (b):
  (Exeter Energy Proj.):
   Series 1989 A, 3.55%, LOC Sanwa Bank    500,000  500,000
   Series 1989 C, 3.55%, LOC Sanwa Bank    400,000  400,000
  (Rand-Whitney Containerboard) 3.30%,
  LOC Chase Manhattan Bank    3,300,000  3,300,000
Connecticut Dev. Auth. Wtr. Facs. Rev. (Bridgeport
Hydraulic Co.) Series 1995, 3.25%,
 LOC Society Generale, VRDN    4,600,000  4,600,000
Connecticut Econ. Recovery Notes
 4.25% 12/15/96    4,335,000  4,335,879
  4.75% 6/15/97    700,000  703,838
Connecticut Gen. Oblig.:
 Bonds:
  Series 1996 A, 4% 5/15/97    2,000,000  2,003,508
  4.75% 8/15/97    880,000  885,712
 Participating VRDN, Series MGT-27, 3.45%,
(Liquidity Facility Morgan Guaranty Trust Co.) (c)    775,000  775,000
Connecticut Health. & Ed. Facs. Auth. Rev.:
 (Charlotte Hungerford Hosp.) Series B,
 3.30%, LOC Bank of Boston, VRDN    2,900,000  2,900,000
 (Yale University):
  Bonds:
   Series L, 3.45%, tender 12/5/96    1,800,000  1,800,000
   Series M, 3.45%, tender 4/7/97    6,000,000  6,000,000
   Series N, 3.35%, tender 12/6/96    2,100,000  2,100,000
   Series N, 3.45%, tender 4/7/97    1,000,000  1,000,000
   Series O, 3.45%, tender 12/5/96    3,200,000  3,200,000
  Participating VRDN, Series BT-203,
  3.65% (Liquidity Facility Bankers Trust) (c)    3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Hsg. Fin. Auth.:
 Bonds:
  (Hsg. Mtg. Fin. Prog.):
   Series 1989 D:
    3.55%, tender 12/6/96 (b)   $ 800,000 $ 800,000
    3.60%, tender 3/11/97 (b)    1,800,000  1,800,000
   Series 1990 C, 3.60%, tender 4/7/97 (b)    1,600,000  1,600,000
   Series 1996 A-3, 3.60%,tender 4/10/97    2,000,000  2,000,000
   Series 1996 A-4, 3.65%, tender 4/10/97 (b)    3,500,000  3,500,000
 Series 1995G, 3.40% (AMBAC Insured)
 (BPA Morgan Guaranty Trust) VRDN    3,700,000  3,700,000
 Participating VRDN, Series PT-81, 3.65%
  (Liquidity Facility Rabobank Nederland,
  N.V.) (b)(c)    1,500,000  1,500,000
Connecticut Participating VRDN,
Series 94-1, 3.55% (Liquidity Facility State
 Street Bank & Trust Co.) (c)    4,898,126  4,898,126
Connecticut Second Lien Spl. Tax Oblig.
(Transport Infrastructure Purpose) Series 1,
3.55%, LOC Commerzbank, VRDN    13,580,000  13,580,000
Connecticut Spl. Assessment Unemployment
 Compensation Rev. Bonds:
  Series A:
   4.10% 5/15/97 (AMBAC Insured)    1,300,000  1,302,387
   4.20% 5/15/97    700,000  701,220
  Series 1993 C, 3.90%, tender 7/1/97 (FGIC Insured)  15,600,000
15,602,254
East Haven Gen. Oblig. BAN:
 4.00% 9/3/97    1,200,000  1,201,310
 4.25% 9/3/97    3,000,000  3,009,167
Guilford Gen. Oblig. BAN 4.25% 10/15/97    725,000  728,357
Hartford Redev. Auth. (Underwood Towers Proj.)
3.35% (FSA Insured) (BPA Barclays Bank) VRDN    1,100,000  1,100,000
Monroe BAN 4.10% 4/15/97    1,600,000  1,603,009
New Britain BAN 3.65% 4/15/97    500,000  500,000
Stamford Hsg. Auth. Multimodal Rev.
(Morgan Street Proj.) Series 1994, 3.60%,
LOC Deutsche Bank, VRDN (b)    2,500,000  2,500,000
Windham BAN 3.50% 12/17/96    4,200,000  4,200,203
   132,729,970
DELAWARE - 0.4 %
Delaware Economic Dev. Auth. (Delmarva Pwr. &
Lt. Proj.) Series 1994, 4.00%, VRDN (b)    700,000  700,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
LOUISIANA - 3.0 %
Plaquemines Parish Envir. Rev. VRDN (b):
 (BP Exploration & Oil, Inc.):
  Rfdg. Series 1995, 4.30%   $ 500,000 $ 500,000
  Series 1994, 4.30%    1,100,000  1,100,000
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co. -
Norco Proj.) Series 1991, 4.25%, VRDN (b)    700,000  700,000
West Baton Rouge Parish Ind. Dist. #3 Rev. VRDN (b):
 (Dow Chemical Co. Proj.):
  Series 1993, 4.30%    2,800,000  2,800,000
  Series 1995, 4.30%    500,000  500,000
   5,600,000
MARYLAND - 0.4 %
Montgomery County Md. Hsg., Series 1993 I,
3.70% (Commonwealth Life Insured)
(BPA Sumitomo), VRDN    700,000  700,000
MICHIGAN - 1.3 %
Michigan Strategic Fund (Dow Chemical Co. Proj.)
Series 1986, 3.65%, tender 12/9/96 (a)    2,400,000  2,400,000
NEW JERSEY - 2.1 %
New Jersey Tax & Rev. Anticipation Notes,
Series 1997 A, 3.65%, tender 12/11/96, CP    4,000,000  4,000,000
PENNSYLVANIA - 1.0 %
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev., Series 1994 A, 3.60%,
LOC Student Loan Marketing Association,
VRDN (b)    1,100,000  1,100,000
Venango Ind. Dev. Auth. Resource Recovery
Rev. Bonds (Scrubgrass proj.) Series 1990 B,
3.65%, tender 12/6/96, LOC National
Westminster Bank, PLC (b)    800,000  800,000
   1,900,000
PUERTO RICO - 11.0 %
Puerto Rico Commonwealth Highway & Trans.
Auth. Highway Participating VRDN,
Series PA-114, 3.40% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)    4,235,000  4,235,000
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c):
 Series BT-165, 3.55% (Liquidity Facility Bankers
 Trust Co.)    2,142,000  2,142,000
 Series PA-97, 3.40% (MBIA Insured)
 (Liquidity Facility Merrill Lynch & Co.)    2,145,000  2,145,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PUERTO RICO - CONTINUED
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c): - continued
 Series PT-63, 3.40% (Liquidity Facility
 Bayerische Hypotheken)   $ 3,655,000 $ 3,655,000
Puerto Rico Elec. Pwr. Auth. Rev. Participating
VRDN, Series BT-105, 3.425% (Liquidity Facility
Bankers Trust Co.) (c)    3,978,000  3,978,000
Puerto Rico Gov't. Dev. Bank Rev., 3.20%,
LOC Credit Suisse & Sumitomo Bank, VRDN    3,000,000  3,000,000
Puerto Rico Ind. Med. Higher Ed. & Environmental
Ctrl. Fac. Fin. Auth Bonds (Inter American Univ.)
Series 1988, 3.50%, tender 2/6/97,
LOC Bank of Tokyo    1,000,000  1,000,000
Puerto Rico Pub. Impt. Rfdg. Bonds Series 1987,
7.25% 7/1/97    400,000  416,528
   20,571,528
TEXAS - 7.0 %
Brazos River Auth. Poll. Cont. Rev. Rfdg.
(Texas Util. Elec. Co.) Series 1995 C,
4.30% LOC Swiss Bank Corp., VRDN (b)    1,200,000  1,200,000
Brazos River Harbor Navigation Dist. of
Brazoria County Rev. (Dow Chemical Proj.)
Series 1993, 4.30%, VRDN (b)    2,000,000  2,000,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp.
Rev. (Citgo Petroleum) 4.30%, LOC Wachovia
Bank, VRDN (b)    1,800,000  1,800,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. VRDN (b):
 (Amoco Oil Co. Proj.):
  Series 1993, 4.25%    300,000  300,000
  Series 1995, 4.25%    800,000  800,000
   4.25%    500,000  500,000
Port of Corpus Christi Ind. Dev. Corp. (Citgo
Petroleum Proj.) Series 1996, 4.30%,
LOC Banque Nationale De Paris, VRDN (b)    1,300,000  1,300,000
Trinity River Auth. Poll. Cont. Rev. (Texas Utils.
Elec. Co. Proj.) Series 1996 A, 4.25%
(AMBAC Insured) (BPA Bank of
New York, NY) VRDN (b)    700,000  700,000
University of Texas Sys. Rev. Fin. Sys., Series A,
3.60% 2/19/97, CP    4,436,000  4,436,000
   13,036,000
MUNICIPAL SECURITIES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
WASHINGTON - 0.8 %
Washington Pub. Pwr. Supply Sys. Rfdg.
(Nuclear Proj. #1) Series 1993-1A1, 3.65%,
LOC Bank of America Nat'l. Trust &
Savings, VRDN   $ 1,400,000 $ 1,400,000
WEST VIRGINIA - 0.9 %
Marion County Solid Waste Disp. Rev. (Grant
Town Cogeneration Proj.) Series 1990 B, 3.60%,
LOC Nat'l. Westminster Bank, VRDN (b)    1,600,000  1,600,000
MULTIPLE STATES - 0.8 %
California Student Loan Mktg. Corp. Student
Loan Rev. Rfdg. Series 1993 A, 3.60%,
LOC Dresdner Bank AG, VRDN    1,400,000  1,400,000
TOTAL INVESTMENTS - 100%   $186,037,498
Total Cost for Income Tax Purposes   $ 186,037,282
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1.The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2.Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3.Provides evidence of ownership in one or more underlying municipal bonds. INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $4,000 which will expire on November 30, 2002.
SPARTAN CONNECTICUT MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value -                                    $ 186,037,498
See accompanying schedule

Interest receivable                                                      1,311,490

 TOTAL ASSETS                                                            187,348,988

LIABILITIES

Payable to custodian bank                                   $ 287,975

Distributions payable                                        10,870

Accrued management fee                                       75,840

 TOTAL LIABILITIES                                                       374,685

NET ASSETS                                                              $ 186,974,303

Net Assets consist of:

Paid in capital                                                         $ 186,977,901

Accumulated net realized gain (loss) on investments                      (3,951)

Unrealized gain from accretion of market discount                        353

NET ASSETS, for 186,977,901 shares outstanding                          $ 186,974,303

NET ASSET VALUE, offering price and redemption price per                 $1.00
share ($186,974,303 (divided by) 186,977,901 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                     $ 6,388,692

EXPENSES

Management fee                                          $ 903,635

Non-interested trustees' compensation                    749

 Total expenses before reductions                        904,384

 Expense reductions                                      (8,109)     896,275

NET INTEREST INCOME                                                  5,492,417

REALIZED AND UNREALIZED GAIN (LOSS)                                  9,482
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                      353
accretion
of market discount

NET GAIN (LOSS)                                                      9,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,502,252

STATEMENT OF CHANGES IN NET ASSETS


                                                           YEAR ENDED       YEAR ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 5,492,417      $ 5,464,560
Net interest income

 Net realized gain (loss)                                   9,482            4,063

 Increase (decrease) in net unrealized gain from            353              (416)
accretion
 of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,502,252        5,468,207
FROM OPERATIONS

Distributions to shareholders from net interest income      (5,492,417)      (5,464,560)

Share transactions at net asset value of $1.00 per share    204,280,325      190,588,598
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     5,308,500        5,248,200

 Cost of shares redeemed                                    (198,246,723)    (187,273,625)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            11,342,102       8,563,173
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   11,351,937       8,566,820

NET ASSETS

 Beginning of period                                        175,622,366      167,055,546

 End of period                                             $ 186,974,303    $ 175,622,366


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .030        .034        .023        .022        .030
Operations
Net interest income

Less Distributions

 From net interest income           (.030)      (.034)      (.023)      (.022)      (.030)

Net asset value, end of period     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                      3.08%       3.41%       2.28%       2.21%       3.08%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 186,974   $ 175,622   $ 167,056   $ 163,102   $ 86,672
(000 omitted)

Ratio of expenses to average        .50%        .50%        .50%        .24%        .02%
net assets                                                             B           B

Ratio of net interest income to     3.04%       3.36%       2.25%       2.17%       2.90%
average net assets


A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Connecticut Municipal Income Fund (the income fund) (formerly Spartan Connecticut Municipal High Yield Portfolio) is a fund of Fidelity Court Street Trust. Spartan Connecticut Municipal Money Market Fund (the money market fund) (formerly Spartan Connecticut Municipal Money Market Portfolio) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the high yield fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
FUTURES CONTRACTS AND OPTIONS. The income fund may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $97,649,105 and $119,176,945, respectively. The market value of futures contracts opened and closed during the period amounted to $62,245,254 and $82,174,677, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,490 and $2,753 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $257 for the income fund. No payments were made for the money market fund for the period.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $99,479 and $8,109 for the income and money market funds, respectively, under these arrangements. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Connecticut Municipal Income Fund and Spartan Connecticut Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Court Street Trust: Spartan Connecticut Municipal Income Fund (formerly Spartan Connecticut Municipal High Yield Portfolio), and Fidelity Court Street Trust II: Spartan Connecticut Municipal Money Market Fund (formerly Spartan Connecticut Municipal Money Market Portfolio), including the schedules of portfolio investments, as of November 30, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust: Spartan Connecticut Municipal Income Fund and Fidelity Court Street Trust II: Spartan Connecticut Municipal Money Market Fund as of November 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
DISTRIBUTIONS


The Board of Trustees of Spartan Connecticut Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
 1/6/97 1/3/97 $0.01

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602



INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Deborah F. Watson, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President, MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant
Treasurer, MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
FLORIDA
MUNICIPAL
FUNDS


ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS



PRESIDENT'S MESSAGE                           3     Ned Johnson on investing
                                                    strategies.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

 PERFORMANCE                                  4     How the fund has done over time.

 FUND TALK                                    7     The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           10    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  11    A complete list of the fund's
                                                    investments with their market
                                                    values.

 FINANCIAL STATEMENTS                         20    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                  24    How the fund has done over time.

 FUND TALK                                    26    The manager's review of fund
                                                    performance, strategy and outlook.

 INVESTMENT CHANGES                           28    A summary of major shifts in the
                                                    fund's investments over the past six
                                                    months
                                                    and one year.

 INVESTMENTS                                  29    A complete list of the fund's
                                                    investments with their market
                                                    values.

 FINANCIAL STATEMENTS                         34    Statements of assets and liabilities,
                                                    operations, and changes in net
                                                    assets,
                                                    as well as financial highlights.

NOTES                                         38    Notes to the financial statements.

REPORT OF INDEPENDENT                         41    The auditors' opinion.
ACCOUNTANTS


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD,OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN FLORIDA MUNICIPAL INCOME FUND


PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Spartan Florida Municipal Income Fund          5.59%    48.08%

Lehman Brothers Florida                        5.57%    n/a
Municipal Bond Index

Florida Municipal Debt Funds Average           4.69%    n/a

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year or since the fund started on March 16, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Florida Municipal Bond Index, which includes Florida investment-grade municipal bonds. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of 81 Florida tax-exempt municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                PAST 1   LIFE OF
                                               YEAR     FUND

Spartan Florida Municipal Income Fund          5.59%    8.68%

Lehman Brothers Florida                        5.57%    n/a
Municipal Bond Index

Florida Municipal Debt Funds Average           4.69%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             SP Florida Muni Inc.        LB Muni Bond Index
             00427                       LB015
  1992/03/31      10000.00                    10000.00
  1992/04/30      10172.61                    10089.00
  1992/05/31      10350.03                    10207.75
  1992/06/30      10575.20                    10379.03
  1992/07/31      11028.26                    10690.20
  1992/08/31      10779.40                    10585.97
  1992/09/30      10823.45                    10655.20
  1992/10/31      10580.52                    10550.46
  1992/11/30      10944.39                    10739.42
  1992/12/31      11095.24                    10849.07
  1993/01/31      11245.75                    10975.24
  1993/02/28      11812.46                    11372.22
  1993/03/31      11626.24                    11252.01
  1993/04/30      11765.70                    11365.54
  1993/05/31      11841.80                    11429.42
  1993/06/30      12066.54                    11620.18
  1993/07/31      12101.29                    11635.40
  1993/08/31      12393.62                    11877.65
  1993/09/30      12566.59                    12012.93
  1993/10/31      12600.06                    12036.12
  1993/11/30      12423.65                    11930.08
  1993/12/31      12745.45                    12181.92
  1994/01/31      12914.00                    12321.04
  1994/02/28      12524.91                    12001.93
  1994/03/31      11935.22                    11513.21
  1994/04/30      12024.45                    11610.84
  1994/05/31      12139.04                    11711.51
  1994/06/30      12056.43                    11639.95
  1994/07/31      12310.26                    11853.31
  1994/08/31      12320.58                    11894.32
  1994/09/30      12130.96                    11719.71
  1994/10/31      11814.13                    11511.57
  1994/11/30      11530.36                    11303.44
  1994/12/31      11886.42                    11552.23
  1995/01/31      12279.67                    11882.39
  1995/02/28      12704.70                    12227.93
  1995/03/31      12848.58                    12368.43
  1995/04/30      12858.11                    12383.03
  1995/05/31      13293.09                    12778.17
  1995/06/30      13130.49                    12667.00
  1995/07/31      13237.10                    12787.08
  1995/08/31      13405.68                    12949.22
  1995/09/30      13499.13                    13031.19
  1995/10/31      13706.26                    13220.67
  1995/11/30      13961.59                    13440.00
  1995/12/31      14100.58                    13569.15
  1996/01/31      14182.96                    13671.60
  1996/02/29      14061.09                    13579.32
  1996/03/31      13892.16                    13405.77
  1996/04/30      13847.66                    13367.84
  1996/05/31      13843.25                    13362.49
  1996/06/30      14002.86                    13508.01
  1996/07/31      14127.09                    13630.93
  1996/08/31      14122.39                    13627.66
  1996/09/30      14310.34                    13818.45
  1996/10/31      14461.71                    13974.73
  1996/11/30      14742.11                    14230.47
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Florida Municipal Income Fund on March 31, 1992, shortly after the fund started. As the chart shows, by November 30, 1996, the value of the investment would have grown to $14,742 - a 47.42% increase on the initial investment. This assumes the fund was still owned on November 30, 1996, and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $14,230 a 42.30% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move
in the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
   YEARS ENDED NOVEMBER 30,                        MARCH 16, 199
                                                   2
                                                   (COMMENCEM
                                                   ENT
                                                   OF OPERATIONS)
                                                   TO
                                                   NOVEMBER 30,

   1996                       1995   1994   1993   1992

Dividend returns 5.10% 6.30% 5.01% 6.10% 4.74%

Capital appreciation
 returns 0.49% 14.78% -12.21%  7.41% 5.19%

Total returns 5.59% 21.08% -7.20% 13.51% 9.93%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1996          PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.44(cents)   27.32(cents)   54.63(cents)

Annualized dividend rate                 4.85%         4.97%          4.97%

30-day annualized yield                  4.66%         -              -

30-day annualized tax-equivalent yield   7.28%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.13 over the past month, $10.96 over the past six months and $11.00 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 36% 1996 federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
SPARTAN FLORIDA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended November 30, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.88%. In
comparison, the Lehman
Brothers Aggregate Bond Index -
a proxy for investment-grade
taxable bonds - had a total return
of 6.07%. Munis outperformed
their counterparts in the taxable
bond market for the first nine
months of the period. Factors that
helped munis included a lack of
supply of new issues, strong
demand for municipal bonds from
both insurance companies and
individual investors, and the
diminishing likelihood of significant
tax reform in the near future. Like
most domestic bonds, munis were
hurt by stronger-than-expected
signs of strength in the economy
earlier in 1996. Nevertheless, the
market conditions that supported
the muni market prevailed to the
point that munis entered the last
two months of the period trading at
expensive levels relative to their
taxable counterparts. At that point
and through October, the
performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits. That sell-off
subsided somewhat in
November, when munis
outperformed comparable
Treasury securities.
An interview with Jonathan Short, Portfolio Manager of Spartan Florida Municipal Income Fund
Q. HOW HAS THE FUND PERFORMED, JON?
A. For the 12-month period that ended November 30, 1996, the fund had a total return of 5.59%. The Florida municipal debt funds average returned 4.69% for the same 12-month period, as tracked by Lipper Analytical Services. Also for the same one year period, the Lehman Brothers Florida Municipal Bond Index returned 5.57%.
Q. CHARGES OF CORRUPTION AND FISCAL MISMANAGEMENT CAUSED STANDARD & POOR'S TO DOWNGRADE ITS CREDIT RATING OF BONDS ISSUED BY THE CITY OF MIAMI TO B FROM A. WAS THE FUND ADVERSELY AFFECTED BY THIS DEVELOPMENT?
A. No, because the fund had no insured or uninsured direct obligations of the City of Miami. So far, the damage this development caused appeared to have been confined to Miami alone, and it had not spilled over to the rest of the Florida municipal market by the end of the period.
Q. WHAT TYPES OF BONDS DID YOU EMPHASIZE?
A. When the market experienced a sell-off in the early months of the year, investors pushed discount bond prices quite low. I emphasized these bonds because I thought their prices were attractive, relative to what I believed to be their true value. Over the past six months, interest rates have fallen dramatically, and discount bonds actually performed quite well, helping the fund's performance.
Q. THE FUND HAD LESS INVESTED IN BAA-RATED BONDS ON NOVEMBER 30, 1996, THAN IT DID SIX MONTHS EARLIER. WHY WAS THAT?
A. Credit quality spreads - which measure the difference between yields on bonds of the same maturity but different quality - narrowed over the year. This meant that lower-rated, investment-grade Baa bonds offered less in the way of additional yield over higher-rated bonds. Because spreads were narrower than they had been in the previous six months, I was able to sell some Baa-rated bonds and buy higher-quality bonds without sacrificing much yield and, at the same time, improve the fund's overall credit quality.
Q. WHY DID THE FUND HAVE A LARGE WEIGHTING IN INTERMEDIATE BONDS - THOSE MATURING IN 10 TO 20 YEARS?
A. The shape of the yield curve dictated my focus on intermediate-maturity bonds. The yield curve - which measures the difference in yields among bonds with various maturities - was quite flat in the longer end of the curve, in my opinion. I didn't think that the incremental yield offered by the longest maturity bonds was enough to warrant taking on their added interest rate risk.
Q. ACROSS THE NATION, ELECTRIC UTILITIES - WHICH MADE UP 16.6% OF THE FUND'S INVESTMENTS AT THE END OF THE PERIOD - HAVE COME UNDER PRESSURE BECAUSE OF THE POTENTIAL FOR OUT-OF-STATE COMPETITION. ARE YOU CONCERNED ABOUT HOW INCREASED COMPETITION MIGHT AFFECT FLORIDA ELECTRICS?
A. Let me start by pointing out that the fund's stake in electric utilities is small relative to the proportion of the overall Florida market they represent. That said, Florida currently is not under the same kind of deregulation pressure that some states - such as California, Massachusetts, New York and Pennsylvania - are facing. While competition may be an issue for Florida electrics some time down the road, I don't see any imminent threat of it over the near term. Even so, federal or state regulation sometime in the future could have an effect on Florida electric utilities. So, I emphasized those utilities that I think have the potential to do well in a more competitive environment.
Q. THE PERIOD FROM THE END OF MAY THROUGH THE END OF NOVEMBER WAS A GOOD ONE FOR MUNICIPAL BONDS. DO YOU EXPECT MORE OF THE SAME OVER THE NEXT SIX MONTHS?
A. I believe that the fund's total return will derive more from the income generated by municipal bonds and less from the across-the-board price appreciation caused by falling interest rates that occurred over the past six months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current
tax-free income and exemption
from the Florida intangible tax
by normally investing in
investment-grade municipal
securities
TRADING SYMBOL: FFLIX
FUND NUMBER: 427
START DATE: March 16, 1992
SIZE: as of November 30,
1996, more than $391 million
MANAGER: Jonathan Short,
since May 1996; manager,
Fidelity California Municipal
Income Fund; Fidelity
California Insured Municipal
Income, Fidelity Minnesota
Municipal Income, Spartan
Arizona Municipal Income,
Spartan California Municipal
Income and Spartan
California Intermediate
Municipal Income funds,
since 1995; Fidelity Advisor
California Municipal Income
Fund, since February 1996;
joined Fidelity in 1990
(checkmark)
JON SHORT ON THE FLORIDA
ECONOMY:
"Florida's economy
continues to expand at a
healthy pace, a
continuation of a trend we've
seen since the early 1990s.
The state's economic growth
has been fueled by gains in
the service sector and strong
population growth. Looking
ahead, a national economic
slowdown could translate
into a much slower Florida
economy. But, I expect
Florida's rate of growth to
outpace that of the nation.
Since Florida levies no
personal income tax, the
state's revenues are more
dependent than other states
on its sales tax, which makes
tourism very important to the
state's economy. However,
tourism currently is quite
strong and vibrant."

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF NOVEMBER 30, 1996
                   % OF FUND'S    % OF FUND'S INVESTMENT
                   INVESTMENTS    S
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Electric Revenue   16.6           14.4

Health Care        14.6           14.0

Transportation     14.3           14.8

Water & Sewer      11.8           11.3

Special Tax        10.7           10.2

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1996
               6 MONTHS AGO

Years   14.1   14.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1996
              6 MONTHS AGO

Years   7.8   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996
Aaa 61.4%
Aa, A 22.0%
Baa 11.7%
Ba, B 0.0%
Non-rated 3.1%
Short-term
investments 1.8%
Aaa 59.7%
Aa, A 18.2%
Baa 15.2%
Ba, B 0.0%
Non-rated 3.5%
Short-term
investments 3.4%
Row: 1, Col: 1, Value: 60.4
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 11.7
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.1
Row: 1, Col: 6, Value: 2.8
Row: 1, Col: 1, Value: 59.7
Row: 1, Col: 2, Value: 18.2
Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.5
Row: 1, Col: 6, Value: 3.4
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

SPARTAN FLORIDA MUNICIPAL INCOME FUND

INVESTMENTS NOVEMBER 30, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 98.2%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - 95.7%
Alachua County Health Facs. Auth. Health Facs.
Rev. (Santa Fe Health Care Facs. Proj.):
  Rfdg. 6% 11/15/09
  (Escrowed to Maturity) (d)  Baa1 $ 2,950,000 $ 3,082,750
  Rfdg. 6.05% 11/15/16
  (Escrowed to Maturity) (d)  Baa1  6,230,000  6,611,587
  7.60% 11/15/13
  (Pre-Refunded to 11/15/00 @ 102) (d)  Baa1  1,000,000  1,140,000
Brevard County School Board 5.10% 7/1/07
(AMBAC Insured)  Aaa  2,500,000  2,518,750
Broward County Hsg. & Fin. Auth. Single-Family
Mtg. Rev. 6.65% 8/1/21
(GNMA/FNMA Coll.)  Aaa  2,000,000  2,092,500
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  10,725,000  11,851,125
Broward County Spl. Oblig.:
 5.50% 1/1/02 (AMBAC Insured)  Aaa  1,865,000  1,948,925
 5.50% 1/1/04 (AMBAC Insured)  Aaa  2,320,000  2,441,800
 5.50% 1/1/05 (AMBAC Insured)  Aaa  2,585,000  2,720,712
 5% 1/1/10 (AMBAC Insured)  Aaa  1,500,000  1,464,375
Cocoa Wtr. & Swr. Rev. Impt. Series B,
5.125% 10/1/13 (AMBAC Insured)  Aaa  1,245,000  1,206,094
Dade County Aviation Rev. Rfdg.:
 Series E, 6% 10/1/09 (AMBAC Insured)  Aaa  3,000,000  3,281,250
 Series Y, 5.30% 10/1/05  Aa  3,460,000  3,594,075
Dade County Ed. Facs. Rev. (Univ. of Miami)
5.125% 4/1/09 (MBIA Insured)  Aaa  1,475,000  1,471,312
Dade County Gtd. Entitlement Rev. Rfdg.:
 Series B, 0% 2/1/02 (MBIA Insured)  Aaa  1,810,000  1,429,900
 0% 8/1/18 (AMBAC Insured)
 (Pre-Refunded to 2/1/06 @ 40.446) (d)  Aaa  14,835,000  3,820,012
Dade County Pub. Facs. Rev. Rfdg.
(Jackson Mem. Hosp.)
Series A, 4.75% 6/1/10, (MBIA Insured)  Aaa  3,540,000  3,323,175
Dade County Resource Recovery Fac. Rev. Rfdg.
5.50% 10/1/09 (AMBAC Insured) (b)  Aaa  4,000,000  4,075,000
Dade County Seaport Rev.:
 Rfdg. Series 95:
  6.25% 10/1/05 (MBIA Insured)  Aaa  2,995,000  3,339,425
  6.50% 10/1/07 (MBIA Insured)  Aaa  1,500,000  1,706,250
  5.75% 10/1/15 (MBIA Insured)  Aaa  5,100,000  5,233,875
 6.25% 10/1/06 (MBIA Insured)  Aaa  1,575,000  1,758,094
 6.20% 10/1/09 (MBIA Insured)  Aaa  1,845,000  2,050,256
 6.20% 10/1/10 (MBIA Insured)  Aaa  2,205,000  2,439,281
Dade County Spl. Oblig. Rev. Rfdg. Series B:
 0% 10/1/03 (AMBAC Insured)  Aaa  4,160,000  3,026,400
 0% 10/1/04 (AMBAC Insured)  Aaa  5,045,000  3,481,050
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Dade County Wtr. & Swr. Sys. Rev.:
 6.25% 10/1/06 (FGIC Insured)  Aaa $ 1,500,000 $ 1,680,000
 6.25% 10/1/08 (FGIC Insured)  Aaa  1,100,000  1,236,125
 6.25% 10/1/10 (FGIC Insured)  Aaa  1,000,000  1,120,000
Dunedin Hosp. Rev. Rfdg. (Mease Health Care)
5.25% 11/15/06 (MBIA Insured)  Aaa  1,400,000  1,443,750
Dunedin Util Sys. Rev. Rfdg. 6.25% 10/1/11
(FGIC Insured)  Aaa  1,360,000  1,516,400
Duval County Hsg. Fin. Auth. Single Family Mtg.
Rev. Series C, 7.70% 9/1/24 (FGIC Insured)
(GNMA Coll.)  Aaa  710,000  757,037
Duval County School Dist. Rev. Rfdg.
6.30% 8/1/06 (AMBAC Insured)  Aaa  5,000,000  5,450,000
Escambia County Health Facs. Auth. Rev. Rfdg.:
 (Baptist Hosp. Inc.) Series B,
 6% 10/1/14  BBB+  2,825,000  2,839,125
 (Baptist Hosp. & Baptist Manor)
 6.75% 10/1/14  BBB+  3,250,000  3,432,812
Escambia County Poll. Cont. Rev.:
 Rfdg. (Gulf Pwr. Co. Proj.) 6.75% 3/1/22  A1  2,000,000  2,045,120
 (Champion Int'l. Corp. Proj.) (b):
  6.90% 8/1/22  Baa1  5,000,000  5,306,250
  6.40% 9/1/30  Baa1  1,000,000  1,020,000
Escambia County Util. Auth. Util. Sys. Rev.
Series B, 6.25% 1/1/15 (FGIC Insured)  Aaa  1,500,000  1,666,875
Florida Board of Ed. Admin. Cap. Outlay (Pub. Ed.):
 Rfdg.:
  Series A:
   5% 6/1/09  Aa  1,000,000  1,001,250
   5% 6/1/24  Aa  5,000,000  4,637,500
  Series D:
   5% 6/1/15  Aa  5,750,000  5,498,437
   4.75% 6/1/16  Aa  2,000,000  1,805,000
 Series A, 5.75% 1/1/13  Aa  1,000,000  1,023,750
 Series C, 5.40% 6/1/06  Aa  1,500,000  1,569,375
Florida Div. Board Fin. Dept. Gen. Svcs. Rev.
(Dept. of Natural Resources Preservation)
Series 2000 A:
  6.75% 7/1/08 (AMBAC Insured)  Aaa  1,350,000  1,481,625
  5.70% 7/1/09 (AMBAC Insured)  Aaa  3,000,000  3,138,750
Florida Gen. Oblig. (Jacksonville Trans.)
6.40% 7/1/22  Aa  1,100,000  1,188,000
Florida Hsg. Fin. Agcy. Single-Family Mtg. Rfdg.:
 Series A:
  6.35% 7/1/14  Aa1  1,370,000  1,419,662
  6.55% 7/1/14 (b)  Aaa  1,430,000  1,497,925
 Series B, 6.55% 7/1/17 (b)  Aaa  1,375,000  1,436,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Florida Hsg. Fin. Agcy. Multi-Family Mtg. Rfdg.
(Park Colony Proj.) Series D, 5.10% 4/1/02  A+ $ 2,500,000 $ 2,500,000
Florida Mid-Bay Bridge Auth. Rev. Series A:
 7.50% 10/1/17 (e)  A  1,700,000  1,853,000
 6.875% 10/1/22 (Escrowed to Maturity) (d)  -  3,000,000  3,532,500
Florida Muni. Pwr. Agcy. Rev. Rfdg. (Stanton II Proj.):
 4.50% 10/1/16 (AMBAC Insured)  Aaa  4,400,000  3,861,000
 6.50% 10/1/20 (AMBAC Insured)
 (Pre-Refunded to 10/1/02 @ 102) (d)  Aaa  1,000,000  1,122,500
Florida Tpk. Auth. Tpk. Rev. Series A:
 Rfdg. 5% 7/1/19 (FGIC Insured)  Aaa  2,000,000  1,890,000
 5.50% 7/1/05 (AMBAC Insured)  Aaa  3,250,000  3,436,875
 5.50% 7/1/06 (AMBAC Insured)  Aaa  3,000,000  3,165,000
 6.25% 7/1/09 (FGIC Insured)  Aaa  1,825,000  1,964,156
 7.20% 7/1/11 (AMBAC Insured)
 (Pre-Refunded to 7/1/01 @ 102) (d)  Aaa  1,500,000  1,704,375
Gainesville Utils. Sys. Rev.:
 Rfdg. Series A, 5.75% 10/1/04  Aa  1,000,000  1,076,250
 Series B, 6.50% 10/1/10  Aa  1,600,000  1,826,000
Greater Orlando Aviation Auth. Arpt. Facs. Rev.
Series A, 6.50% 10/1/05 (FGIC Insured) (b)  Aaa  3,550,000  3,922,750
Hillsborough County Aviation Auth. Rev. Rfdg.
(Tampa Int'l. Arpt.) Series A, 6.90% 10/1/11
(FGIC Insured)  Aaa  4,250,000  4,584,687
Hillsborough County Port. Auth. Dist. Rev. Rfdg.
(Tampa Port Auth.):
  6.50% 6/1/03 (FSA Insured)  Aaa  2,000,000  2,197,500
  6.50% 6/1/05 (FSA Insured)  Aaa  2,000,000  2,217,500
Hillsborough County Rev. Rfdg. (Envir.
Sensitive LDS Acquisition & Protection)
6% 7/1/02 (AMBAC Insured)  Aaa  2,080,000  2,243,800
Hillsborough County Util. Rev. Rfdg.
(Cap. Appreciation) Series A:
  0% 8/1/05 (MBIA Insured)  Aaa  8,000,000  5,260,000
  0% 8/1/06 (MBIA Insured)  Aaa  10,000,000  6,200,000
  0% 8/1/07 (MBIA Insured)  Aaa  7,000,000  4,112,500
Indian River County Wtr. & Swr. Rev. Rfdg.
Series A, 5.50% 9/1/11 (FGIC Insured)  Aaa  2,000,000  2,047,500
Jacksonville Elec. Auth. Rev.:
 Rfdg.:
  (Bulk Pwr.-Scherer 4 Proj. A)
  5.20% 10/1/11  Aa1  3,000,000  2,966,250
  (St. Johns River Pwr.#2) Series 7,
  5.50% 10/1/14  Aa1  1,500,000  1,503,750
 (Bulk Pwr. Supply-Scherer) 6.75% 10/1/21
 (Pre-Refunded to 10/1/00 @ 101.50) (d)  Aaa  1,000,000  1,102,500
 (St. Johns River Issue #2) Series 5,
 7% 10/1/09  Aa1  2,490,000  2,686,087
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Jacksonville Excise Tax Rev.:
 Rfdg. 6.25% 10/1/05 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,097,500
 Series A:
  5% 10/1/09 (FGIC Insured)  Aaa  1,335,000  1,333,331
  6.50% 10/1/11 (AMBAC Insured)  Aaa  1,200,000  1,299,000
 Series B, 5.60% 10/1/08 (FGIC Insured) (b)  Aaa  2,300,000  2,337,375
Jacksonville Health Facs. Auth. Hosp. Rev.
(Baptist Med. Ctr.) Series A,
7.30% 6/1/19 (MBIA Insured)  Aaa  500,000  539,375
Jacksonville Health Facs. Auth. Ind. Dev. Rev.
(Cypress Village Proj./Nat'l. Benevolent Assoc.):
  Rfdg. 7% 12/1/22  Baa1  2,000,000  2,110,000
  7% 12/1/14  Baa1  1,000,000  1,055,000
  6.25% 12/1/23  Baa1  2,710,000  2,723,550
  8% 12/1/24  Baa1  2,740,000  3,103,050
Jacksonville Ind. Dev. Rev. Rfdg. (Cargill, Inc. Proj.)
6.40% 3/1/11  AA-  1,250,000  1,332,812
Jacksonville Sales Tax Rev.
(River City Renaissance Proj.):
  6% 10/1/02 (FGIC Insured)  Aaa  1,500,000  1,623,750
  6% 10/1/04 (FGIC Insured)  Aaa  3,430,000  3,751,562
  5.65% 10/1/14 (FGIC Insured)  Aaa  1,900,000  1,940,375
Jacksonville Wtr. & Swr. Dev. Rev. (Jacksonville
Suburban Utils.) 6.75% 6/1/22 (b)  A3  1,915,000  2,044,262
Jacksonville Wtr. & Swr. Dist. Rev. 6% 10/1/06
(MBIA Insured)  Aaa  2,075,000  2,274,719
Key West Util. Board Elec. Rev. Rfdg. 0% 10/1/14
(AMBAC Insured)  Aaa  6,755,000  2,550,013
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien):
 6.25% 10/1/02 (FGIC Insured)  Aaa  5,180,000  5,672,100
 6.50% 10/1/06 (FGIC Insured)  Aaa  2,200,000  2,497,000
 6.50% 10/1/07 (FGIC Insured)  Aaa  4,095,000  4,668,300
 0% 10/1/09 (FGIC Insured)  Aaa  2,840,000  1,455,500
Leesburg Hosp. Rev. Rfdg. (Leesburg Reg. Med.
Ctr. Proj./Quorum Health Group, Inc.):
  Series A, 5.60% 7/1/08  A  5,000,000  5,125,000
  Series B:
   5.625% 7/1/13  A  2,795,000  2,739,100
   5.70% 7/1/18  A  3,140,000  3,061,500
Leon County Rev. Rfdg.
5.50% 10/1/07 (MBIA Insured)  Aaa  1,000,000  1,045,000
Martin County Ind. Dev. Auth. Rev.
(Indiantown Cogeneration Proj.)
Series A, 7.875% 12/15/25  Baa3  1,000,000  1,147,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Melbourne Arpt. Rev. Rfdg. (b):
 5.75% 10/1/97 (MBIA Insured)  Aaa $ 190,000 $ 193,015
 5.75% 10/1/98 (MBIA Insured)  Aaa  205,000  211,406
 5.75% 10/1/99 (MBIA Insured)  Aaa  215,000  223,869
 6.25% 10/1/00 (MBIA Insured)  Aaa  230,000  245,525
 6.25% 10/1/01 (MBIA Insured)  Aaa  240,000  258,900
 6.25% 10/1/02 (MBIA Insured)  Aaa  260,000  283,725
 6.25% 10/1/03 (MBIA Insured)  Aaa  270,000  296,663
 6.50% 10/1/04 (MBIA Insured)  Aaa  290,000  325,163
 6.50% 10/1/05 (MBIA Insured)  Aaa  310,000  349,138
 6.50% 10/1/06 (MBIA Insured)  Aaa  325,000  366,844
 6.75% 10/1/07 (MBIA Insured)  Aaa  350,000  402,938
 6.75% 10/1/08 (MBIA Insured)  Aaa  375,000  432,188
 6.75% 10/1/09 (MBIA Insured)  Aaa  400,000  462,000
 6.75% 10/1/10 (MBIA Insured)  Aaa  425,000  489,813
Naples Hosp. Rev. Rfdg.
(Naples Commty. Hosp. Proj.):
  5.10% 10/1/07 (MBIA Insured)  Aaa  1,500,000  1,515,000
  5% 10/1/19 (MBIA Insured)  Aaa  1,000,000  931,250
North Broward Hosp. Dist. Rev. Rfdg.
6.40% 1/1/06 (MBIA Insured)  Aaa  950,000  1,035,500
North Miami Ed. Facs. Rev.
(Johnson & Wales Univ. Proj.)
Series A, 6.125% 4/1/20  A-  6,605,000  6,621,513
Orange County Health Facs. Auth. Hosp. Rev.:
 (Adventist Health Sys.) 5.75% 11/15/05
 (AMBAC Insured)  Aaa  2,000,000  2,150,000
 (Orlando Reg. Health Care) Series A,
 6.25% 10/1/18 (MBIA Insured)  Aaa  2,500,000  2,778,125
Orange County Hsg. Fin. Auth. Single-Family
Mtg. Rev. (Mtg. Backed Secs. Proj.)
(GNMA/FNMA Coll.) 6.40% 10/1/14  AAA  2,000,000  2,087,500
Orange County Sales Tax Rev. Series B,
5.375% 1/1/24  A1  1,000,000  958,750
Orange County Tourist Dev. Tax Rev. Rfdg.
Series A:
  5.75% 10/1/07 (MBIA Insured)  Aaa  3,620,000  3,886,975
  5.85% 10/1/08 (MBIA Insured)  Aaa  1,795,000  1,936,356
  5.90% 10/1/10 (MBIA Insured)  Aaa  1,000,000  1,078,750
Orlando & Orange County Expressway Auth.
Rev. Rfdg. Sr. Lien 5.25% 7/1/14
(AMBAC Insured)  Aaa  4,000,000  3,945,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Orlando Util. Commission Wtr. & Elec. Rev. Rfdg.:
 Sub Series A:
  5% 10/1/20
  (Pre-Refunded to 10/1/01 @ 102) (d)  Aa $ 1,500,000 $ 1,396,875
  6.50% 10/1/20  Aaa  6,055,000  6,728,619
 Sub-Series D, 6.75% 10/1/17  Aa  7,000,000  8,295,000
 6% 10/1/10  Aa1  2,405,000  2,615,438
Orlando Wtr. & Elec. Rev. 5.538% 10/31/13  Aa  9,400,000  9,411,750
Osceola County School Board Rev.
Series A, 5.25% 6/1/15 (AMBAC Insured)  Aaa  3,750,000  3,665,625
Pinellas Park Pub. Impt. Rev. Rfdg. Series A,
5% 10/1/13 (FGIC Insured)  Aaa  1,000,000  958,750
Plantation Health Facs. Auth. Rev.
(Covenant Retirement Communities Inc.)
7.75% 12/1/22  BBB+  2,500,000  2,709,375
Polk County Ind. Dev. Auth. Ind. Dev. Rev.
(Winter Haven Hosp.)
Series 2, 6.25% 9/1/15 (MBIA Insured)  Aaa  1,480,000  1,561,400
Reedy Creek Util. Rev. 6.50% 10/1/16
(MBIA Insured) (Pre-Refunded to
10/1/01 @ 101) (d)  Aaa  1,350,000  1,488,375
Sarasota Wtr. & Swr. Util. Rev. Rfdg.:
 5.25% 10/1/00 (FGIC Insured)  Aaa  1,150,000  1,193,125
 6.25% 10/1/04 (FGIC Insured)  Aaa  1,450,000  1,609,500
 6.25% 10/1/07 (FGIC Insured)  Aaa  1,735,000  1,938,863
Seminole County Wtr. & Swr. Rev. Rfdg. & Impt.:
 6% 10/1/09 (MBIA Insured)  Aaa  1,500,000  1,642,500
 6% 10/1/12 (MBIA Insured)  Aaa  1,500,000  1,627,500
South Miami Health Facs. Auth. Hosp. Rev. Rfdg.
(Baptist Health Sys.)
5.50% 10/1/05 (MBIA Insured)  Aaa  1,980,000  2,083,950
Sumter County School Dist. Rev. (Multi-Dist.
Loan Prog.) 7.15% 11/1/15 (FSA Insured)  Aaa  1,000,000  1,222,500
Sunrise Util. Sys. Rev. (Cap. Appreciation) Series A:
 0% 10/1/00 (AMBAC Insured)  Aaa  1,070,000  905,488
 0% 10/1/01 (AMBAC Insured)  Aaa  1,225,000  987,656
 0% 10/1/02 (AMBAC Insured)  Aaa  1,000,000  767,500
 0% 10/1/03 (AMBAC Insured)  Aaa  1,000,000  727,500
Sunshine State Governmental Fing. Commission. Rev.
Series A, 5.50% 10/1/05 (FGIC Insured)  Aaa  1,000,000  1,056,250
Tampa Rev. (Allegheny Health Sys. -
St. Joseph's Hosp.):
  6.70% 12/1/07 (MBIA Insured)  Aaa  2,535,000  2,794,838
  6.75% 12/1/17 (MBIA Insured)  Aaa  150,000  163,875
Tampa Wtr. & Swr. Rev.:
 Rfdg. Series B, 5% 10/1/14 (FGIC Insured)  Aaa  1,000,000  958,750
 5.125% 10/1/17 (FGIC Insured)  Aaa  6,890,000  6,683,300
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Tarpon Springs Health Facs. Auth. Hosp. Rev.
(Helen Ellis Mem. Hosp. Proj.):
  7.50% 5/1/11  BBB- $ 1,225,000 $ 1,313,813
  7.625% 5/1/21  BBB-  4,245,000  4,573,988
Volusia County Ed. Facs. Auth. (Embry Riddle
Aeronautical Univ.) 6.125% 10/15/16  Baa2  2,000,000  2,057,500
   370,428,279
PUERTO RICO - 2.5%
Puerto Rico Commonwealth Hwy. & Trans. Auth.
Rev. Series T, 6.625% 7/1/18
(Pre-Refunded to 7/1/02 @ 101.50) (d)  Aaa  1,500,000  1,689,375
Puerto Rico Commonwealth Infrastructure Fing.
Auth. Spl. Series A, 7.50% 7/1/09  Baa1  1,000,000  1,062,500
Puerto Rico Elec. Pwr. Auth. Rev.:
 Rfdg. Series W, 6.50% 7/1/05 (MBIA Insured)  Aaa  3,000,000  3,405,000
 6.50% 7/1/06 (MBIA Insured)  Aaa  2,000,000  2,280,000
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. &
Health Facs. Series L, 6.875% 7/1/21
(Pre-Refunded to 7/1/02 @ 101.50) (d)  Aaa  1,000,000  1,138,750
   9,575,625
TOTAL MUNICIPAL BONDS
(Cost $362,950,836)     380,003,904
MUNICIPAL NOTES (A) - 1.8%
FLORIDA - 1.8%
Brevard County School Dist. TAN
4.20% 6/30/97  MIG 1  2,000,000  2,008,100
Broward County Hsg. Fin. Auth. Multi-Family Hsg.
Rev. Rfdg. (Jacaranda Village Apts. Proj.) 3.45%,
LOC Marine Midland Bank, VRDN  VMIG 2  1,000,000  1,000,000
Dade County Health Facs. Auth. Hosp. Rev.
(Miami Children's Hosp. Proj.) 3.50% (AMBAC
Insured) (BPA SunTrust Bank, Miami) VRDN  A-1+  1,200,000  1,200,000
Dade County Ind. Dev. Auth. (Pwr. & Lt. Proj.)
Series 1993, 4.15%, VRDN  VMIG 1  1,400,000  1,400,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
FLORIDA - CONTINUED
Florida Hsg. Fin. Agcy. (Ashley Lake Park II Proj.)
Series J, 3.60%, LOC Barclays Bank PLC,
UK, VRDN (b)  VMIG 1 $ 1,100,000 $ 1,100,000
Naples Hosp. Rev. (Naples Commty. Hosp. Proj.)
Series 1992, 3.65%, LOC Mellon Bank, VRDN  A-1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $6,806,011)   6,808,100
TOTAL INVESTMENTS - 100%
(Cost $369,756,847)    $386,812,004
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
32 Municipal Bond Contracts  Dec. 1996 $ 3,806,000 $ 91,585
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%
SECURITY TYPE ABBREVIATIONS
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $545,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 81.9% AAA, AA, A 85.7%
Baa 7.9% BBB  6.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or
Moody's amounted to 3.1%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Electric Revenue  16.6%
Health Care  14.6
Transportation  14.3
Water and Sewer   11.8
Special Tax  10.7
General Obligation  9.5
Escrowed/Pre-Refunded  8.6
Others (individually less than 5%)   13.9
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1996, the aggregate cost of investment securities for income tax purposes was $369,764,505. Net unrealized appre-ciation aggregated $17,047,499, of which $17,249,712 related to appreciated investment securities and $202,213 related to depreciated investment securities.
At November 30, 1996, the fund had a capital loss carryforward of approximately $1,277,092 which will expire on Novem- ber 30, 2003.
At November 30, 1996, the fund was required to defer approximately $303,921 of losses on futures contracts.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 11.49% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN FLORIDA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

6.ASSETS                                                         7.         8.

9.Investment in securities, at value (cost $369,756,847)         10.        $ 386,812,004
- See accompanying schedule

11.Interest receivable                                           12.         5,336,153

13.Receivable for daily variation on futures contracts           14.         27,000

15. 16.TOTAL ASSETS                                              17.         392,175,157

18.LIABILITIES                                                   19.        20.

21.Payable to custodian bank                                     $ 18,555   22.

23.Payable for fund shares redeemed                               269,154   24.

25.Distributions payable                                          582,595   26.

27.Accrued management fee                                         174,790   28.

29. 30.TOTAL LIABILITIES                                         31.         1,045,094

32.33.NET ASSETS                                                 34.        $ 391,130,063

35.Net Assets consist of:                                        36.        37.

38.Paid in capital                                               39.        $ 375,663,577

40.Accumulated undistributed net realized gain (loss) on         41.         (1,680,256)
investments

42.Net unrealized appreciation (depreciation) on                 43.         17,146,742
investments

44.45.NET ASSETS, for 34,823,466 shares outstanding              46.        $ 391,130,063

47.48.NET ASSET VALUE, offering price and redemption             49.         $11.23
price per share ($391,130,063 (divided by) 34,823,466 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

50.INTEREST INCOME                                         51.            $ 21,502,242

52.EXPENSES                                                53.            54.

55.Management fee                                          $ 2,148,566    56.

57.Non-interested trustees' compensation                    1,629         58.

59. Total expenses before reductions                        2,150,195     60.

61. Expense reductions                                      (52,507)       2,097,688

62.63.NET INTEREST INCOME                                  64.             19,404,554

65.REALIZED AND UNREALIZED GAIN (LOSS)                     67.            68.
66.Net realized gain (loss) on:

69. Investment securities                                   3,392,653     70.

71. Futures contracts                                       (705,317)      2,687,336

72.Change in net unrealized appreciation (depreciation)    73.            74.
on:

75. Investment securities                                   (1,025,202)   76.

77. Futures contracts                                       58,999         (966,203)

78.79.NET GAIN (LOSS)                                      80.             1,721,133

81.82.NET INCREASE (DECREASE) IN NET ASSETS                83.            $ 21,125,687
RESULTING
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

84.                                                         YEAR ENDED      YEAR ENDED
                                                            NOVEMBER 30,    NOVEMBER 30,
                                                            1996            1995

85.INCREASE (DECREASE) IN NET ASSETS

86.Operations                                               $ 19,404,554    $ 19,727,290
Net interest income

87. Net realized gain (loss)                                 2,687,336       (2,142,817)

88. Change in net unrealized appreciation (depreciation)     (966,203)       51,419,084

89. 90.NET INCREASE (DECREASE) IN NET ASSETS                 21,125,687      69,003,557
RESULTING
FROM OPERATIONS

91.Distributions to shareholders                             (19,404,554)    (19,727,290)
From net interest income

92. From net realized gain                                   (177,944)       -

93. 94.TOTAL DISTRIBUTIONS                                   (19,582,498)    (19,727,290)

95.Share transactions                                        55,831,105      78,744,845
Net proceeds from sales of shares

96. Reinvestment of distributions                            12,253,000      12,331,494

97. Cost of shares redeemed                                  (74,511,282)    (79,953,207)

98. Redemption fees                                          23,440          40,228

99.100.                                                      (6,403,737)     11,163,360
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

101.                                                         (4,860,548)     60,439,627
102.TOTAL INCREASE (DECREASE) IN NET ASSETS

103.NET ASSETS                                              104.            105.

106. Beginning of period                                     395,990,611     335,550,984

107. End of period                                          $ 391,130,063   $ 395,990,611

108.OTHER INFORMATION                                       110.            111.
109.Shares

112. Sold                                                    5,063,476       7,475,522

113. Issued in reinvestment of distributions                 1,112,117       1,152,868

114. Redeemed                                                (6,776,104)     (7,660,480)

115. Net increase (decrease)                                 (600,511)       967,910


FINANCIAL HIGHLIGHTS
116.   YEARS ENDED NOVEMBER 30,                     MARCH 16, 1992
                                                    (COMMENCEME
                                                    NT OF
                                                    OPERATIONS) TO
                                                    NOVEMBER 30,

117.   1996   1995   1994 E   1993   1992


118.SELECTED PER-SHARE DATA

119.Net asset value, beginning    $ 11.180    $ 9.740     $ 11.290    $ 10.520    $ 10.000
of period

120.Income from Investment         .546        .573        .587        .615        .459
Operations
Net interest income

121. Net realized and              .054        1.439       (1.352)     .777        .514
unrealized
 gain (loss)

122. Total from investment         .600        2.012       (.765)      1.392       .973
operations

123.Less Distributions

124. From net interest income      (.546)      (.573)      (.587)      (.615)      (.459)

125. From net realized gain        (.005)      -           (.200)      (.010)      -

126. Total distributions           (.551)      (.573)      (.787)      (.625)      (.459)

127.Redemption fees added to       .001        .001        .002        .003        .006
paid
in capital

128.Net asset value, end of       $ 11.230    $ 11.180    $ 9.740     $ 11.290    $ 10.520
period

129.TOTAL RETURN  B                5.59%       21.09%      (7.19)%     13.52%      9.94%

130.RATIOS AND SUPPLEMENTAL
DATA

131.Net assets, end of period     $ 391,130   $ 395,991   $ 335,551   $ 428,367   $ 237,109
(000 omitted)

132.Ratio of expenses to           .55%        .55%        .54%        .25%        .03% A, C
average                                                   C           C
net assets

133.Ratio of expenses to           .54%        .55%        .54%        .25%        .03% A
average net assets after          D
expense reductions

134.Ratio of net interest          4.96%       5.37%       5.49%       5.52%       6.25% A
income to average net assets

135.Portfolio turnover rate        28%         65%         49%         50%         38% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E EFFECTIVE DECEMBER 31, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period, reinvestment of its dividends (or income), and the effect of the $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                  PAST 1   LIFE OF
                                                 YEAR     FUND

Spartan Florida Municipal                        3.17%    13.11%
Money Market Fund

All Tax-Free Money Market Funds Average          3.02%    11.70%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 24, 1992. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of 413 tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996                  PAST 1   LIFE OF
                                                 YEAR     FUND

Spartan Florida Municipal                        3.17%    2.92%
Money Market Fund

All Tax-Free Money Market Funds Average          3.02%    2.63%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                             11/27/95   2/26/96   5/27/96   9/2/96   12/2/96



Spartan Florida Municipal    3.39%      3.03%     3.27%     3.12%    3.19%
Money Market Fund



All Tax-Free Money Market    3.30%      2.87%     3.12%     2.96%    3.05%
Funds Average



Spartan Florida Municipal    5.30%      4.73%     5.11%     4.88%    4.98%
Money Market Fund -
Tax-equivalent

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective 1996 federal tax rate of 36%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the all tax-free money market funds average are from IBC Financial Data, Inc.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn, Portfolio Manager of Spartan Florida Municipal Money Market Fund
Q.  JAN, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST YEAR?
A. At the beginning of 1996, the Federal Reserve Board was in the process of lowering the interest rate banks charge each other, known as the federal funds rate, in order to stimulate the economy, and the market was anticipating that the Fed would continue to do so. Market sentiment changed rapidly, however, when Federal Reserve Board Chairman Alan Greenspan, in his testimony before Congress, was surprisingly optimistic about the underlying strength of the economy. Then the February employment report showed the economy was generating new jobs at a faster rate than expected. A dramatic sell-off and sharply rising interest rates ensued. Over the summer, the Treasury market tended to trade within a narrow range, heading down just before the release of economic data - fearing that signs of economic strength would lead to Fed rate increases - then back up when the numbers came out and weren't as strong as anticipated. While the economy was expanding at a strong pace, the Fed stayed on the sidelines waiting for its forecasted slowdown to take shape. As we moved into the fall, consumer spending slowed and it became evident to many in the market that the Fed would stand pat for the foreseeable future.
Q.  WHAT WAS YOUR STRATEGY WHILE ALL OF THIS WAS GOING ON?
A. At the beginning of the period, the fund had an average maturity of 52 days. As usually happens, many investors added a significant amount of money to the fund by the end of December in order to seek shelter from the Florida intangible personal property tax. Most of the new assets were invested in variable rate securities to help the fund accommodate the large outflows that I knew would occur in January. By the end of that month, assets declined significantly. I then let the fund's average maturity roll down to preserve flexibility and to prepare for the supply of new issuance that typically occurs in June, when many school districts seek financing. After making purchases in the summer, the average maturity of the fund again rolled down as we entered the fall and supply dwindled. As supply became available early in the fourth quarter, I extended the fund's average maturity to the mid-40 day range, where it has remained. As we enter December, I'll look to increase the fund's stake in variable rate securities to help prepare the fund for the large inflows that typically occur as the Florida intangible tax season approaches.
Q.  HOW DID THE FUND PERFORM?
A. Better than the average tax-free money market fund. Spartan Florida Municipal Money Market Fund's seven-day yield on November 30, 1996, was 3.18%, compared to 3.36% 12 months ago. That was the equivalent of a 4.97% taxable rate of return for Florida investors in the 36% federal tax bracket. Through November 30, 1996, the fund's 12-month total return was 3.17%, compared to 3.02 % for the all tax-free money market funds average tracked by IBC Financial Data, Inc.
Q.  WHAT'S YOUR OUTLOOK?
A. I believe that the Fed will wait until it can evaluate data from the fourth quarter of this year before taking action, if any. If the economy shows robust signs of strengthening, the market might anticipate a round of Fed tightening. If we see weakness, then we might start talking about an easing of interest rates. For now, I'll keep the fund positioned flexibly, until we see signs of Fed movement one way or the other.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current
tax-free income and exemption
from the Florida intangible tax
by normally investing in
investment-grade municipal
securities
TRADING SYMBOL: FFLIX
FUND NUMBER: 427
START DATE: March 16, 1992
SIZE: as of November 30,
1996, more than $391 million
MANAGER: Jonathan Short,
since May 1996; manager,
Fidelity California Municipal
Income Fund; Fidelity
California Insured Municipal
Income, Fidelity Minnesota
Municipal Income, Spartan
Arizona Municipal Income,
Spartan California Municipal
Income and Spartan
California Intermediate
Municipal Income funds,
since 1995; Fidelity Advisor
California Municipal Income
Fund, since February 1996;
joined Fidelity in 1990
(checkmark)
JON SHORT ON THE FLORIDA
ECONOMY:
"Florida's economy
continues to expand at a
healthy pace, a
continuation of a trend we've
seen since the early 1990s.
The state's economic growth
has been fueled by gains in
the service sector and strong
population growth. Looking
ahead, a national economic
slowdown could translate
into a much slower Florida
economy. But, I expect
Florida's rate of growth to
outpace that of the nation.
Since Florida levies no
personal income tax, the
state's revenues are more
dependent than other states
on its sales tax, which makes
tourism very important to the
state's economy. However,
tourism currently is quite
strong and vibrant."

SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30      75                  75                 71

31 - 90       9                 10                 12

91 - 180      6                 13                 4

181 - 397   10                  2                  13

WEIGHTED AVERAGE MATURITY
                            11/30/96   5/31/96   11/30/95

Spartan Florida Municipal
Money Market Fund           46 days    36 days   52 days

All Tax-Free Money Market
Funds Average*              52 days    42 days   49 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 60.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 8.0
Row: 1, Col: 4, Value: 9.0
Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 17.0
Row: 1, Col: 5, Value: 7.0
Variable rate
demand notes
(VRDNs) 60%
Commercial
paper 20%
Tender bonds 8%
Municipal
notes 9%
Other 3%
Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 11%
Tender bonds 9%
Municipal
notes 17%
Other 7%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FLORIDA - 100%
Alachua County Health Facs. Auth. Rev.:
 Bonds (Academic Research Bldg. Proj./Florida Clinic)
 Series 1989, 3.80%, tender 12/6/96, LOC Barnett
 Bank Nat'l. Assoc.  $ 6,250,000 $ 6,250,000
 (Shands Teaching Hosp.) Series 1996 B, 3.50%
 (MBIA Insured) (BPA SunTrust Bank, Central
 Florida, NA) VRDN   2,000,000  2,000,000
Arcadia Hosp. Rev. (Desoto Memorial Hosp.) Series 1994,
3.60%, LOC First Union Nat'l. Bank of Florida, VRDN   4,615,000  4,615,000
Brevard County School Dist. TAN 4.20% 6/30/97   10,000,000  10,029,913
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Jacaranda Village Apts. Proj.) 3.45%,
 LOC Marine Midland Bank   2,700,000  2,700,000
 (Landings Inverrary) 3.65%, LOC PNC Bank   1,900,000  1,900,000
 (Palm Aire-Oxford Proj.) Series 1990, 3.80%
 (Continental Casualty Co. Guaranteed)   1,800,000  1,800,000
 (Sanctuary Apts. Proj.) Series 1985, 3.65%,
 LOC PNC Bank   500,000  500,000
 (Town of Jacaranda) 3.60%,
 LOC SouthTrust Bank of Alabama   7,400,000  7,400,000
Broward County Ind. Dev. Auth. Rev., VRDN (b):
 Rfdg. (Goldline Lab., Inc. Proj.) Series 1989 B, 3.40%,
 LOC Barnett Bank Nat'l. Assoc.   710,000  710,000
 (Heico Aerospace Corp. Proj.) 3.65%,
 LOC SunTrust Bank, South Florida, NA   1,000,000  1,000,000
Clay County Hsg. Fin. Auth. Participating VRDN, Series PT-61,
 3.70%, LOC Bayerische Hypotheken-und Weschel (b)(c)   4,950,000  4,950,000
Dade County Capital Asset Allocation Spl. Oblig. Rev.
Series 1990, 3.85%, LOC Sanwa Bank Ltd., VRDN   1,300,000  1,300,000
Dade County Health Facs. Auth. Hosp. Rev.
(Miami Children's Hosp. Proj.) 3.50% (AMBAC Insured)
(BPA SunTrust Bank, Miami, NA) VRDN   800,000  800,000
Dade County Hsg. Fin. Auth. Single-Family Mtg. Rev. Bonds:
 Series 1995 B, 3.70%, tender 12/5/96 (Liquidity Facility
 Bank of America NT & SA) (c)(d)   12,500,000  12,500,000
 4%, tender 10/1/97 (FGIC Capital Markets Guaranteed) (b)   5,000,000
5,000,000
Dade County Ind. Dev. Auth. Ind. Dev. Rev.
(Royal Store Fixtures Corp. Proj.) 3.65%,
LOC SunTrust Bank, Miami, NA, VRDN (b)   2,260,000  2,260,000
Dade County Ind. Dev. Auth. Rev., VRDN:
 (Dolphins Stadium Proj.) Series 1985 D, 3.60%,
 LOC Societe Generale, France   1,000,000  1,000,000
 (Florida Pwr. & Lt. Co. Proj.) Series 1993, 4.15%   1,700,000  1,700,000
 (Guastafeste Proj.) (b):
  Series 1987, 3.65%, LOC SunTrust Bank, Miami, NA   1,005,000  1,005,000
  Series 1991, 3.65%, LOC SunTrust Bank, Miami, NA   535,000  535,000
Dade County Multi-Family Hsg. Rev. (Biscayne View Apts. Proj.)
Series 1993, 3.85% (Commonwealth Life
Insurance Co. Guaranteed) VRDN (b)   27,000,000  27,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
FLORIDA - CONTINUED
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN,
Series SG-74, 3.65% (Liquidity Facility Societe
Generale, France) (c)  $ 9,845,000 $ 9,845,000
Duval County Multi-Family Hsg. Fin. Auth. Rev. (Lakes of
Mayport Apts.) Series 1985 F, 3.60%,
LOC SunTrust Bank, Atlanta, VRDN   1,300,000  1,300,000
Escambia County Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1994, 3.55%, VRDN   3,775,000  3,775,000
Escambia County Solid Waste Disp. Rev. (Monsanto Co. Proj.)
Series 1993, 3.70%, VRDN (b)   5,300,000  5,300,000
Florida Board of Ed. Participating VRDN, Series 1995 A, 3.70%
(Liquidity Facility Citibank, NA) (c)   9,500,000  9,500,000
Florida Dept. Gen. Svcs. Rev. Bonds (Environmental
Protection Preservation) Series 1995 A, 5% 7/1/97
(AMBAC Insured)   3,310,000  3,337,686
Florida Dept. of Trans. Participating VRDN, 3.60%
(Liquidity Facility Societe Generale, France) (c)   11,310,000  11,310,000
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Hillsborough-Oxford Proj.) Series D, 3.80%
 (Continental Casualty Insurance Co. Guaranteed)   5,590,000  5,590,000
 Rfdg. (Brandon-Oxford Proj.) Series 1990 C, 3.80%
 (Continental Casualty Insurance Co. Guaranteed)   7,200,000  7,200,000
 (Sun Pointe Cove Apts. Proj.) Series 1985 XX, 3.60%
 (FNMA Guaranteed)   3,500,000  3,500,000
Florida Hsg. Fin. Agcy. Rev. (Banyan Bay Apts. Proj.) 3.85%,
LOC PNC Bank, Kentucky, VRDN (b)   5,275,000  5,275,000
Florida Local Gov't. Fin. Auth. (Lake Wales Medical
Centers Inc. Proj.) Series 1994 A, 3.60%,
LOC First Union Nat'l. Bank of Florida, VRDN   4,458,000  4,458,000
Florida Local Gov't. Fin. Commission Series A, CP:
 3.60% 1/15/97, LOC First Union Nat'l. Bank of Florida   5,500,000
5,500,000
 3.55% 2/7/97, LOC First Union Nat'l. Bank of Florida   2,000,000
2,000,000
 3.65% 2/25/97, LOC First Union Nat'l. Bank of Florida   1,500,000
1,500,000
 3.65% 2/26/97, LOC First Union Nat'l. Bank of Florida   5,000,000
5,000,000
 3.55% 2/27/97, LOC First Union Nat'l. Bank of Florida   1,948,265
1,948,265
Florida State Board of Ed. Bonds Series B, 5.30% 6/1/97   2,750,000
2,770,967
Florida State Dept. of Trans. Bonds 6.875% 7/1/97   2,265,000  2,305,015
Gulf Breeze Rev. Series 1995 A, 3.60%,
LOC Barnett Bank Nat'l. Assoc., VRDN   10,000,000  10,000,000
Highlands County Health Facs. Auth. Rev.
(Adventist Health/Sunbelt) 3.55% (Capital Markets Assurance
Corp. Insured) (BPA First Nat'l. Bank of Chicago) VRDN   8,000,000
8,000,000
Hillsborough County Aviation Auth.
(Tampa Int'l. Arpt.) 3.60% 12/6/96,
LOC Nat'l. Westminster Bank PLC, UK, CP (b)   7,500,000  7,500,000
Hillsborough County Ind. Dev. Auth. Poll. Cont. Rev. Rfdg., VRDN:
 (Tampa Elec. Co. Proj.) Series 1990, 4.15%   4,600,000  4,600,000
 (Tampa Elec. Co./Gann Coal Proj.) Series 1992, 4.10%   1,300,000
1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
FLORIDA - CONTINUED
Hillsborough County Ind. Dev. Rev. (Vigo Importing Proj.)
VRDN (b):
  3.75%, LOC NationsBank, NA (South)  $ 1,505,000 $ 1,505,000
  3.85%, LOC Barnett Bank Nat'l. Assoc.   1,400,000  1,400,000
Indian River County Hosp. Dist. Hosp. Rev. Bonds:
 Series 1988:
  3.65%, tender 12/11/96, LOC Kredietbank, NV   2,600,000  2,600,000
  3.70%, tender 12/12/96, LOC Kredietbank, NV   4,350,000  4,350,000
  3.55%, tender 3/10/97, LOC Kredietbank, NV   1,600,000  1,600,000
  3.60%, tender 3/10/97, LOC Kredietbank, NV   1,100,000  1,100,000
 Series 1989, 3.60%, tender 3/10/97,
 LOC Kredietbank, NV   4,300,000  4,300,000
 Series 1990, 3.65%, tender 12/11/96,
 LOC Kredietbank, NV   2,000,000  2,000,000
Indian River County Hosp. Dist. Hosp. Rev. Rfdg. Series 1985,
3.55%, LOC Kredietbank, NV, VRDN   3,000,000  3,000,000
Indian Trace Commty. Dev. Dist. Rev. (Broward County Basin I
Wtr. Mgmt. Spl. Benefit Board.) 3.45% (MBIA Insured)
(BPA Swiss Bank Corp.) VRDN   1,100,000  1,100,000
Jacksonville Elec. Auth., CP:
 Series A, 3.70% 12/9/96 (Liquidity Facility Morgan
 Guaranty Trust Co., NY)   1,000,000  1,000,000
 Series C-1, 3.55% 2/14/97 (BPA Morgan Guaranty
 Trust Co., NY)   10,000,000  10,000,000
Jacksonville Elec. Auth. Participating VRDN, Series PA-1008,
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)   3,460,000
3,460,000
Jacksonville Health Facs. Rev. (Faculty Practice Assoc.)
3.60%, LOC NationsBank, NA, VRDN   2,000,000  2,000,000
Jacksonville Hosp. Rev. (Baptist Med. Ctr. Proj.) VRDN:
 Series 1984, 3.50%, LOC First Union Nat'l. Bank of NC   3,000,000
3,000,000
 Series 1989, 3.60%, LOC First Union Nat'l. Bank of NC   1,000,000
1,000,000
Jacksonville Ind. Dev. Rev. (Samuel C. Taylor Foundation Proj.)
Series 1987, 3.75%,
LOC Barnett Bank Nat'l. Assoc., VRDN   4,900,000  4,900,000
Jacksonville Poll. Cont. Rev. Rfdg. (Florida Pwr. & Lt. Co.)
Series 1995, 4.10%, VRDN   1,700,000  1,700,000
Jacksonville (River City Renaissance Prog.)
3.50% 12/6/96, CP   7,000,000  7,000,000
Lee County Ind. Dev. Auth. Ind. Dev. Rev. (Baader North
America Corp. Proj.) Series 1994, 3.55%,
LOC Deutsche Bank, Germany, VRDN (b)   2,200,000  2,200,000
Liberty County Ind. Dev. Rev. (Timber Energy
Resources Inc. Proj.) Series 1994, 3.60%,
LOC Bank of Montreal, VRDN   7,400,000  7,400,000
Manatee County Hsg. Fin. Auth. (Harbor Pointe Proj.)
Series 1990 A, 3.95%,
LOC Marine Midland Bank, NA, VRDN   1,000,000  1,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co.)
Series 1994, 4.10%, VRDN   600,000  600,000
Monroe County School Dist. RAN 4% 12/13/96   2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
FLORIDA - CONTINUED
Naples Hosp. Rev. (Naples Commty. Hosp. Proj.)
Series 1992, 3.65%, LOC Mellon Bank, NA, VRDN  $ 2,350,000 $ 2,350,000
Okeechobee County Solid Waste Rev.
(Chambers Waste Sys.) Series 1992, 3.85%,
LOC Morgan Guaranty Trust, NY, VRDN (b)   9,900,000  9,900,000
Orange County Health Facs. Auth.
Participating VRDN, Series PA-95, 3.65%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)   3,985,000  3,985,000
Orange County Health Facs. Rev. (Adventist Health Sys.)
3.45%, LOC Rabobank Nederland, NV, VRDN   12,500,000  12,500,000
Orange County Ind. Dev. Board (Central Florida Blood
Bank Proj.) Series 1988, 3.55%, LOC SunTrust Bank,
Central Florida, NA, VRDN   1,145,000  1,145,000
Orange County School Dist. TAN 4% 9/15/97   10,000,000  10,036,376
Orlando Util. Commission Wtr. & Elec. Participating VRDN,
Series SG-18, 3.60% (Liquidity Facility
Societe Generale, France) (c)   4,365,000  4,365,000
Orlando Util. Commission Wtr. & Elec. Rev.
Bonds 6% 4/1/97   2,000,000  2,014,980
Palm Beach County Health Facs. Auth. Bonds
(Pooled Hospital Loan Prog.) 3.60%, tender 1/6/97
(MBIA Insured) (Liquidity Facility Credit Suisse, Switzerland)   2,000,000
2,000,000
Palm Beach County Rev. (Norton Gallery & School of Art)
3.55%, LOC Northern Trust Co., VRDN   2,700,000  2,700,000
Palm Beach County School Dist. TAN Series 1996,
4.50% 9/26/97   5,250,000  5,276,991
Pensacola Rev. (Harborview Corp. Proj.) 3.65%,
LOC AmSouth Bank, NA, AL, VRDN   2,920,000  2,920,000
Pinellas Capital Impt. Bonds 5.40% 10/1/97   2,820,000  2,861,149
Pinellas County Health Facs. Auth. Rev. (Pooled Hosp.
Loan Prog.) 4%, LOC Chase Manhattan Bank, VRDN   2,400,000  2,400,000
Plant City (South Baptist Hosp. Proj.) Series 1993, 3.70%,
LOC Barnett Bank, Nat'l. Assoc., VRDN (b)   4,700,000  4,700,000
Putnam County Dev. Auth. Bonds (Seminole Elec.
Coop. Proj.) Series 1984 H-3, 3.80%, tender 3/15/97
(Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   13,000,000  13,000,000
Sarasota County Pub. Hosp. Dist. Bonds (Sarasota
Memorial Hosp.) Series 1991, 3.70%, tender 12/10/96
(Liquidity Facility Goldman Sachs & Co.)   4,000,000  4,000,000
Seminole County School Dist. RAN 3.50% 2/19/97   6,500,000  6,503,704
Sunshine State Governmental Fing. Commission:
 Bonds Series 1986:
  3.70%, tender 12/9/96   3,200,000  3,200,000
  3.70%, tender 12/10/96   4,000,000  4,000,000
 Series 1994, 3.55% 3/19/97, CP   1,000,000  1,000,000
TOTAL INVESTMENTS - 100%  $ 390,843,046
Total Cost for Income Tax Purposes  $ 390,843,046
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Dade County Hsg.
Fin. Auth. Single
Family Mtg. Rev.
Bonds Series 1995 B  10/1/96 $ 12,500,000
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $37,100 of which $100, $1,000, $22,000, $4,000, and $10,000 will expire on November 30, 2000, 2001, 2002, 2003 and 2004, respectively. During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 28.56% of the fund's income dividends was subject to the federal alternative minimum tax.
SPARTAN FLORIDA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

5.ASSETS                                                          6.          7.

8.Investment in securities, at value -                            9.          $ 390,843,046
See accompanying schedule

10.Cash                                                           11.          125,892


12.Share transactions in process                                  13.          9,241,390

14.Interest receivable                                            15.          2,288,314

16.Other receivables                                              17.          36,453

18. 19.TOTAL ASSETS                                               20.          402,535,095

21.LIABILITIES                                                    22.         23.

24.Distributions payable                                          $ 108,393   25.

26.Accrued management fee                                          149,111    27.

28. 29.TOTAL LIABILITIES                                          30.          257,504

31.32.NET ASSETS                                                  33.         $ 402,277,591

34.Net Assets consist of:                                         35.         36.

37.Paid in capital                                                38.         $ 402,314,700

39.Accumulated net realized gain (loss) on investments            40.          (37,109)

41.42.NET ASSETS, for 402,314,700 shares outstanding              43.         $ 402,277,591

44.45.NET ASSET VALUE, offering price and redemption              46.          $1.00
price per share ($402,277,591 (divided by) 402,314,700 shares)

STATEMENT OF OPERATIONS
 YEAR ENDED NOVEMBER 30, 1996

47.48.INTEREST INCOME                              49.           $ 14,185,318

50.EXPENSES                                        51.           52.

53.Management fee                                  $ 1,956,849   54.

55.Non-interested trustees' compensation            1,594        56.

57. Total expenses before reductions                1,958,443    58.

59. Expense reductions                              (115,316)     1,843,127

60.61.NET INTEREST INCOME                          62.            12,342,191

63.64.NET REALIZED GAIN (LOSS) ON INVESTMENTS      65.            (9,713)


66.67.NET INCREASE IN NET ASSETS RESULTING FROM    68.           $ 12,332,478
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS


69.                                                      YEAR ENDED       YEAR ENDED
                                                         NOVEMBER 30,     NOVEMBER 30,
                                                         1996             1995

70.INCREASE (DECREASE) IN NET ASSETS

71.Operations                                            $ 12,342,191     $ 13,518,304
Net interest income

72. Net realized gain (loss)                              (9,713)          (4,277)

73. 74.NET INCREASE (DECREASE) IN NET ASSETS              12,332,478       13,514,027
RESULTING
 FROM OPERATIONS

75.Distributions to shareholders from net interest        (12,342,191)     (13,518,304)
income

76.Share transactions at net asset value of $1.00 per     705,315,091      629,995,039
share
Proceeds from sales of shares

77. Reinvestment of distributions from net interest       11,594,514       12,616,815
income

78. Cost of shares redeemed                               (678,018,565)    (616,740,964)

79.80.                                                    38,891,040       25,870,890
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

81.  82.TOTAL INCREASE (DECREASE) IN NET ASSETS           38,881,327       25,866,613

83.NET ASSETS                                            84.              85.

86. Beginning of period                                   363,396,264      337,529,651

87. End of period                                        $ 402,277,591    $ 363,396,264


FINANCIAL HIGHLIGHTS
88.   89.                                          AUGUST 24, 1992
      YEARS ENDED NOVEMBER 30,                     (COMMENCEMEN
                                                   T OF OPERATIONS)
                                                   TO  NOVEMBER
                                                   30,

90.   1996   1995   1994   1993   1992


91.SELECTED PER-SHARE
DATA

92.Net asset value,             $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning
of period

93.Income from Investment        .031        .035        .024        .025        .008
Operations
Net interest income

94.Less Distributions

95. From net interest income     (.031)      (.035)      (.024)      (.025)      (.008)

96.Net asset value, end of      $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
period

97.TOTAL RETURN B                3.17%       3.57%       2.47%       2.51%       .78%

98.RATIOS AND
SUPPLEMENTAL DATA

99.Net assets, end of period    $ 402,278   $ 363,396   $ 337,530   $ 306,741   $ 49,467
(000 omitted)

100.Ratio of expenses to         .50%        .50%        .46%        .18%        .00%
average                                                 C           C           C
net assets

101.Ratio of expenses to         .47%        .50%        .46%        .18%        .00%
average net assets after        D
expense reductions

102.Ratio of net interest        3.15%       3.52%       2.43%       2.48%       2.91%
income to average net                                                           A
assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Florida Municipal Income Fund (the income fund)(formerly Spartan Florida Municipal Income Portfolio) is a fund of Fidelity Court Street Trust. Spartan Florida Municipal Money Market Fund (the money market fund)(formerly Spartan Florida Municipal Money Market Portfolio) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures and options. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the pershare allocation between net investment income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES - CONTINUED
(excluding 144A issues) amounted to $12,500,000 or 3.1% of net assets for the money market fund. The income fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
 INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $105,301,927 and $114,436,039, respectively.
The market value of futures contracts opened and closed during the period amounted to $48,172,144 and $46,704,982, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,805 and $5,253 for the income and money market funds, respectively. SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
In addition, FMR has entered into arrangements on behalf of each fund with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the income and money market fund's expenses were reduced by $52,507 and $115,316, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Fund and Spartan Florida Municipal Money Market Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Court Street Trust: Spartan Florida Municipal Income Fund (formerly Spartan Florida Municipal Income Portfolio) and Fidelity Court Street Trust II: Spartan Florida Municipal Money Market Fund (formerly Spartan Florida Municipal Money Market Portfolio), including the schedules of portfolio investments, as of November 30, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and the period from March 16, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Income Fund, and for each of the four years in the period then ended and the period from August 24, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Money Market Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Florida Municipal Income Fund and Spartan Florida Municipal Money Market Fund as of November 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from March 16, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Income Fund, and for each of the four years in the period then ended and the period from August 24, 1992 (commencement of operations) to November 30, 1992 for the Spartan Florida Municipal Money Market Fund, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
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2
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3
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fund activity.
4
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5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is
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(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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Attn: Redemptions - CP6I
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ACCOUNTS
BUYING SHARES
Fidelity Investments
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SELLING SHARES
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
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GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
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950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President -
INCOME FUND
Sarah H. Zenoble, Vice President -  MONEY MARKET FUND
Janice S. Bradburn, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer - MONEY MARKET FUND
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY CONNECTICUT
MUNICIPAL MONEY MARKET
FUND


(registered trademark)


ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS

CHECK PAGE NUMBERS !!!


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT
ACCOUNTANTS              21   The auditor's opinion.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Fidelity Connecticut Municipal     2.98%    13.76%   27.80%
Money Market Fund

Connecticut Tax-Free               2.85%    13.57%   25.13%
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on August 29, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of 10 funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996    PAST 1   PAST 5   LIFE OF
                                   YEAR     YEARS    FUND

Fidelity Connecticut Municipal     2.98%    2.61%    3.43%
Money Market Fund

Connecticut Tax-Free               2.85%    2.58%    3.13%
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS

                                11/27/95   2/26/96   5/27/96   9/2/96   12/2/96



Fidelity Connecticut Municipa   3.23%      2.83%     3.17%     2.90%    2.99%
l
Money Market Fund



Connecticut Tax-Free            3.09%      2.67%     2.91%     2.70%    2.84%
Money Market Funds Averag
e



Fidelity Connecticut Municip    5.26%      4.61%     5.17%     4.72%    4.86%
al
Money Market Fund -
Tax-equivalent



Portion of fund's income        11.32%     10.70%    5.09%     8.99%    12.89%
subject to state taxes

Fidelity Connecticut
Municipal Money
Market Fund
Connecticut
Tax-Free Money
Market Funds
Average
Row: 1, Col: 1, Value: 3.23
Row: 1, Col: 2, Value: 3.09
Row: 2, Col: 1, Value: 2.83
Row: 2, Col: 2, Value: 2.67
Row: 3, Col: 1, Value: 3.17
Row: 3, Col: 2, Value: 2.91
Row: 4, Col: 1, Value: 2.9
Row: 4, Col: 2, Value: 2.7
Row: 5, Col: 1, Value: 2.99
Row: 5, Col: 2, Value: 2.84
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 38.88% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Deborah Watson became Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund on August 1, 1996.
Q. DEB, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST 12 MONTHS?
A. At the beginning of the period, most market participants expected the Federal Reserve Board to continue lowering the rate banks charge each other for overnight loans - known as the federal funds rate - due to a moderate rate of growth in the economy and mild inflationary pressures. These conditions helped to persuade the Fed to continue pursuing monetary policy designed to stimulate economic growth. The Fed lowered the federal funds rate one-quarter percentage point in December 1995 and again in January 1996, bringing the rate down to 5.25%. In mid-February, Fed Chairman Alan Greenspan, testifying before Congress, surprised many by suggesting that the economy was in no need of further stimulus. Greenspan's opinion was reinforced dramatically in early March with the release of the February employment report, which came in much higher than expected. Market sentiment shifted and a sharp sell-off in the bond market ensued. Over the past few months, however, signs of weakness in employment and a lack of inflationary pressures in price indices have kept the Fed on the sidelines, while the market has responded with lower rates.
Q. WHAT SORT OF STRATEGY DID THE FUND PURSUE THROUGH THIS CHANGING
ENVIRONMENT?
A. When the period began, the fund was well-positioned for a declining rate environment with an average maturity of 62 days. Through the spring, however, the maturity was allowed to roll down due to the expectation of higher rates and thin supply. By July, the supply picture changed dramatically and prices on money market instruments began to reflect anticipated rate increases by the Fed. I added longer-term securities, extending the fund's average maturity to 63 days. Since then, supply has been constrained, but I've been able to keep the maturity in the 50-day range, waiting for more concrete signals on the direction of the economy and Fed policy.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on November 30, 1996, was 2.97%, compared to 3.21% 12 months earlier. The latest yield was the equivalent of a taxable yield of 4.86% for Connecticut investors in the 38.88% combined federal and state tax bracket. The fund's total return during the 12-month period was 2.98%. That beat the total return of 2.85% for the Connecticut tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT DO YOU SEE HAPPENING OVER THE NEXT SIX MONTHS?
A. I anticipate the Fed will keep the fed funds rate stable at 5.25% probably through the first quarter of 1997. Until then, the market will be anxiously awaiting further signals on the economy as new data is released. However, I believe it is more probable that the next move will be for the Fed to raise the fed funds rate due to tightness in the labor market and the possibility for wages to increase, among other factors. That said, I expect to keep the average maturity fairly stable, in the 50-60 day range. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income and stability by
investing mainly in
high-quality, short-term
Connecticut municipal
money market securities
TRADING SYMBOL: FCMXX
FUND NUMBER: 418
START DATE: August 29, 1989
SIZE: as of November 30,
1996, more than $339 million
MANAGER: Deborah Watson,
since August 1996; manager,
various Fidelity and Spartan
state municipal money market
funds; joined Fidelity in 1982
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30       75                 59                 66

31 - 90      2                  29                 9

91 - 180     10                 4                  4

181 - 397    13                 8                   21

WEIGHTED AVERAGE MATURITY
                       11/30/96   5/31/96   11/30/95

Fidelity Connecticut
Municipal Money
Market Fund            50 days    45 days   62 days

Connecticut Tax-Free
Money Market Funds
Average*               57 days    27 days   58 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 64.0
Row: 1, Col: 2, Value: 13.0
Row: 1, Col: 3, Value: 12.0
Row: 1, Col: 4, Value: 6.0
Row: 1, Col: 5, Value: 5.0
Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 16.0
Row: 1, Col: 4, Value: 8.0
Row: 1, Col: 5, Value: 8.0
Variable rate
demand notes
(VRDNs) 64%
Commercial
paper 13%
Tender bonds 12%
Municipal
notes 6%
Other 5%
Variable rate
demand notes
(VRDNs) 53%
Commercial
paper 15%
Tender bonds 16%
Municipal
notes 8%
Other 8%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
ARIZONA - 0.8%
Coconino County Poll. Cont. Corp. Poll. Cont. Rev.
(Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A,
 4.30%, LOC Bank of America, VRDN (b)  $ 2,500,000 $ 2,500,000
CONNECTICUT - 74.7%
Connecticut Commission of Hsg. Multifamily Hsg. Rev. Bonds
(Town Colony Proj.) Series 1985, 4.60%, tender 4/1/97,
 LOC Nat'l Australia Bank   865,000  867,358
Connecticut Dev. Auth. Health. Care Rev.
(Corp. for Independent Living Proj.)
 Series 1990, 3.35%, LOC Chase Manhattan Bank, VRDN   15,295,000
15,295,000
Connecticut Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Cap. Dist. Energy Ctr. Proj.):
  Series 1986, 3.55%, LOC Bank of Nova Scotia   7,300,000  7,300,000
  Series 1988, 3.55%, LOC Bank of Nova Scotia   100,000  100,000
 (Lindenmaier Precision Co./Ohaus Proj.) Series 1988, 3.65%,
 LOC Morgan Guaranty Trust, NY   8,000,000  8,000,000
 (W.E. Bassett Co. Proj.) Series 1986, 4.10%,
 LOC First Nat'l. Bank of Boston   1,200,000  1,200,000
Connecticut Dev. Auth. Poll. Cont. Rev. VRDN:
(Connecticut Lt. & Pwr. Co./Northeast Util. Proj.):
  Series 1993 A, 3.50%, LOC Deutsche Bank, Germany   400,000  400,000
  Series 1993 B, 3.60%,
   LOC Union Bank of Switzerland (b)   21,000,000  21,000,000
  Series 1996 A, 3.60%,
   LOC Canadian Imperial Bank of Commerce (b)   10,600,000  10,600,000
 (United Illuminating Co.) Series 1996, 3.50%,
  LOC Union Bank of Switzerland   2,500,000  2,500,000
Connecticut Dev. Auth. Solid Waste Disp. Facs. Rev., VRDN (b):
 (Exeter Energy Proj.) Series 1989 A, 3.55%,
  LOC Sanwa Bank   1,500,000  1,500,000
 (Rand-Whitney Containerboard)
  3.30%, LOC Chase Manhattan Bank   6,700,000  6,700,000
Connecticut Dev. Auth. Wtr. Facs. Rev.
(Bridgeport Hydraulic Co.)
 Series 1995, 3.25%, LOC Societe Generale, France, VRDN   6,900,000
6,900,000
Connecticut Gen. Oblig.:
 Bonds:
  Series 1996 A, 4% 5/15/97   3,000,000  3,005,263
  4.75% 8/15/97   4,250,000  4,280,403
  (Economic Recovery):
   4.25% 12/15/96   6,000,000  6,001,174
   4.75% 6/15/97   1,300,000  1,307,129
 Participating VRDN, Series MGT-27, 3.45%,
 (Liquidity Facility Morgan Guaranty Trust, NY) (c)   5,200,000  5,200,000
Connecticut Health & Ed. Facs. Auth. Rev.:
 (Charlotte Hungerford Hosp.) Series B, 3.30%,
 LOC Bank of Boston-Connecticut, VRDN   1,600,000  1,600,000
 (Pomfret School Issue) Series A, 3.25%,
 LOC Credit Local de France, VRDN   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
CONNECTICUT - CONTINUED
Connecticut Health & Ed. Facs. Auth. Rev.: - continued
 Bonds:
  (Yale Univ.):
   Series L:
    3.45%, tender 12/5/96  $ 3,550,000 $ 3,550,000
    3.40%, tender 12/9/96   1,500,000  1,500,000
   Series M, 3.45%, tender 12/5/96   4,400,000  4,400,000
   Series N, 3.40%, tender 12/9/96   3,100,000  3,100,000
   Series O:
    3.35%, tender 12/6/96   4,700,000  4,700,000
    3.45%, tender 4/7/97   8,400,000  8,400,000
 Participating VRDN, Series BT-203,
 3.65% (Liquidity Facility Bankers Trust Co.) (c)   5,200,000  5,200,000
Connecticut Hsg. Fin. Auth.:
 (Hsg. Mtg. Fin. Prog.):
  Bonds:
   Series 1989 D (b):
    3.55%, tender 12/6/96   1,500,000  1,500,000
    3.50%, tender 2/6/97   500,000  500,000
    3.60%, tender 3/11/97   6,700,000  6,700,000
   Series 1996 A-3, 3.60%, tender 4/10/97   3,055,000  3,055,000
   Series 1996 A-4, 3.65%, tender 4/10/97 (b)   6,400,000  6,400,000
  Series 1995 G, 3.40% (AMBAC Insured)
   (BPA Morgan Guaranty Trust, NY) VRDN   400,000  400,000
 Participating VRDN, Series PT-81, 3.65%
 (Liquidity Facility Rabobank Nederland, N.V.) (b)(c)   2,770,000
2,770,000
Connecticut Muni. Elec. Energy Coop. Rev. Bonds
(Power Supply Sys.)
Series 1995 A, 3.40%, tender 1/29/97,
  LOC Fleet National Bank, NA   400,000  400,000
Connecticut Participating VRDN,
 Series 94-1, 3.55%
 (Liquidity Facility State Street Bank & Trust Co.) (c)   10,156,998
10,156,998
Connecticut Second Lien Spl. Tax Oblig. Bonds
(Transport Infrastructure Purp.)
 Series 1, 3.55%, LOC Commerzbank, Germany, VRDN   22,075,000  22,075,000
Connecticut Special Assessment Unemployment Compensation
Fdg. Rev. Bonds:
  Series A, 4.20% 5/15/97   1,300,000  1,302,265
  Series 1993 C, 3.90%, tender 7/1/97 (FGIC Insured)
  (Liquidity Facility FGIC Security Purchase Inc.)   30,400,000  30,400,000
East Haven Gen. Oblig. BAN:
 4% 9/3/97   1,300,000  1,301,419
 4.25% 9/3/97   4,500,000  4,513,751
Guilford Gen. Oblig. BAN 4.25% 10/15/97   1,000,000  1,004,630
Hartford Redev. Auth. (Underwood Towers Proj.)
3.35% (FSA Insured) (BPA Barclays Bank PLC, UK) VRDN   2,000,000  2,000,000
Monroe BAN 4.10% 4/15/97   2,900,000  2,905,454
New Britain BAN 3.65% 4/15/97   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
CONNECTICUT - CONTINUED
New Haven Rev. (Starter Sportswear) Series 1986, 3.65%,
 LOC Nat'l. Westminster Bank PLC, UK, VRDN (b) $ 2,600,000 $ 2,600,000 Stamford Hsg. Auth. Multimodal Rev. (Morgan Street Proj.)
Series 1994, 3.60%, LOC Deutsche Bank, Germany,
 VRDN (b)   5,000,000  5,000,000
Windham BAN 3.50% 12/17/96   7,300,000  7,300,493
   248,891,337
FLORIDA - 0.5%
Sunshine State Governmental Fing. Commission
3.60% 2/27/97, CP   1,600,000  1,600,000
GEORGIA - 0.5%
Burke County Poll. Cont. Rev. (Georgia Pwr. Co.)
Series 1994-4, 4.25%, VRDN (b)   800,000  800,000
Fulton County Multifamily Hsg. Rev.
(Greenhouse Holcomb Bridge Apt.) 3.65%,
  (FNMA Guaranteed) VRDN    1,000,000  1,000,000
   1,800,000
KENTUCKY - 0.9%
Daviess County Solid Waste Disp. Facs. Rev.
 (Scott Paper Co.) VRDN (b):
  Series 1993 B, 4.20%,
   (Kimberly-Clarke Corp. Guaranteed)   2,200,000  2,200,000
  Series 1994 A, 4.20% (Kimberly-Clark Corp. Guaranteed)    700,000
700,000
   2,900,000
LOUISIANA - 2.5%
Calcasieu Parish Ind. Dev. Board Envir. Rev.
(Citgo Petroleum Corp.) 4.30%,
LOC Banque Nationale de Paris, VRDN (b)   1,200,000  1,200,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc.)
VRDN (b):
  Rfdg. Series 1995, 4.30%   2,700,000  2,700,000
  Series 1994, 4.30%   2,700,000  2,700,000
West Baton Rouge Parish Ind. Dist. #3 Rev.
 (Dow Chemical Co. Proj.) VRDN (b):
  Series 1993, 4.30%   500,000  500,000
  Series 1995, 4.30%   1,100,000  1,100,000
   8,200,000
MICHIGAN - 0.3%
Michigan Strategic Fund Bonds (Dow Chemical Co. Proj.)
 Series 1986, 3.65%, tender 12/9/96   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEVADA - 0.6%
Washoe County Gas Fac. Rev. (Sierra Pacific Pwr. Co.)
Series 1990, 4.25%, LOC Union Bank of Switzerland,
 VRDN (b)  $ 2,000,000 $ 2,000,000
PENNSYLVANIA - 0.3%
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.,
Series 1994 A, 3.60%, LOC SLMA, VRDN (b)   1,100,000  1,100,000
PUERTO RICO - 13.2%
Puerto Rico Commonwealth Highway & Trans. Auth.
Participating VRDN, Series PA-114, 3.40%
 (Liquidity Facility Merrill Lynch & Co.) (c)   7,900,000  7,900,000
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c):
 Series BT-165, 3.55% (Liquidity Facility Bankers Trust Co.)   4,620,600
4,620,600
 Series PA-97, 3.40%
  (Liquidity Facility Merrill Lynch & Co.)   4,100,000  4,100,000
 Series PT-63, 3.40%
 (Liquidity Facility Bayerische Hypotheken-und Weschel)   8,600,000
8,600,000
Puerto Rico Elec. Pwr. Auth. Rev. Participating VRDN,
Series BT-105, 3.425%
 (Liquidity Facility Bankers Trust Co.) (c)   13,158,000  13,158,000
Puerto Rico Gov't. Dev. Bank Rev. 3.20%,
LOC Credit Suisse, Switzerland, VRDN   3,000,000  3,000,000
Puerto Rico Ind. Med. Higher Ed. & Envir. Cont. Fac.
Fin. Auth Bonds (Inter. American Univ.) Series 1988,
 3.50%, tender 2/6/97,
  LOC Bank of Tokyo - Mitsubishi Ltd.   1,800,000  1,800,000
Puerto Rico Pub. Impt. Rfdg. Bonds Series 1987,
7.25%, Pre-Refunded to 7/1/97   800,000  833,055
   44,011,655
SOUTH CAROLINA - 0.2%
South Carolina Jobs Econ. Dev. Auth. Rev. (Wellman Inc. Proj.)
Series 1991, 4.15%, LOC Wachovia Bank of NC, VRDN (b)   800,000  800,000
TEXAS - 4.3%
Brazos River Harbor Navigation Dist. of Brazoria County Rev.
 (Dow Chemical Co. Proj.):
  Bonds Series 1991, 3.75%, tender 12/12/96   1,000,000  1,000,000
  VRDN (b):
   Series 1992 A, 4.30%   2,300,000  2,300,000
   Series 1993, 4.30%   2,900,000  2,900,000
   Series 1996, 4.30%    1,700,000  1,700,000
Dallas Area Rapid Transit Sales Tax Rev. Series A, 3.60%
2/19/97, LOC Credit Suisse,
 Switzerland/Swiss Bank Corp., CP   3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
TEXAS - CONTINUED
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum)
4.30%, LOC Wachovia Bank of GA, VRDN (b)  $ 1,900,000 $ 1,900,000
Trinity River Auth. Poll. Cont. Rev. (Texas Util. Elec. Co. Proj.)
Series 1996 A, 4.25% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)   1,400,000  1,400,000
   14,200,000
VIRGINIA - 0.4%
Campbell County Ind. Dev. Auth. Facs. Rev.
(Hadson Pwr. 12-Altavista Proj.)
 Series 1990 A, 4.15%,
 LOC Barclays Bank PLC, UK, VRDN (b)   1,000,000  1,000,000
King George County Ind. Dev. Auth. Rev.
(Birchwood Pwr. Partners) Series 1996A, 4.30%,
LOC Credit Swiss, Switzerland, VRDN (b)   300,000  300,000
   1,300,000
WASHINGTON - 0.4%
Washington Hsg. Fin. Commission Multifamily Mtg. Rev.
(Canyon Lake II)
 4.15%, LOC U.S. Bank of Washington, VRDN (b)   1,300,000  1,300,000
WEST VIRGINIA - 0.4%
Marion County Solid Waste Disp. Rev.
(Grant Town Cogeneration Proj.) Series 1990 B, 3.60%,
LOC Nat'l. Westminster Bank PLC, UK, VRDN (b)   1,500,000  1,500,000
TOTAL INVESTMENTS - 100%   $ 333,102,992
Total Cost for Income Tax Purposes  $ 333,102,992
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At November 30, 1996 the fund had a capital loss carryforward of approximately $11,000 of which $8,100 and $2,900 will expire on November 30, 2002 and 2003 respectively.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 34.11% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value -                                   $ 333,102,992
See accompanying schedule

Cash                                                                    4,110,458

Interest receivable                                                     2,497,118

 TOTAL ASSETS                                                           339,710,568

LIABILITIES

Distributions payable                                       $ 36,127

Accrued management fee                                       106,617

Other payables and accrued expenses                          80,584

 TOTAL LIABILITIES                                                      223,328

NET ASSETS                                                             $ 339,487,240

Net Assets consist of:

Paid in capital                                                        $ 339,498,129

Accumulated net realized gain (loss) on investments                     (10,889)

NET ASSETS, for 339,498,129 shares outstanding                         $ 339,487,240

NET ASSET VALUE, offering price and redemption price per                $1.00
share ($339,487,240 (divided by) 339,498,129 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                       $ 11,605,253

EXPENSES

Management fee                                          $ 1,308,203

Transfer agent, accounting and custodian fees            599,610
and expenses

Non-interested trustees' compensation                    2,266

Registration fees                                        19,397

Audit                                                    22,307

 Total expenses before reductions                        1,951,783

 Expense reductions                                      (47,352)      1,904,431

NET INTEREST INCOME                                                    9,700,822

NET GAIN (LOSS)                                                        18,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 9,719,458


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           NOVEMBER 30,     NOVEMBER 30,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 9,700,822      $ 10,252,453
Net interest income

 Net realized gain (loss)                                   18,636           (2,885)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            9,719,458        10,249,568
FROM OPERATIONS

Distributions to shareholders from net interest income      (9,700,822)      (10,252,453)

Share transactions at net asset value of $1.00 per share    835,399,593      718,824,759
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     9,314,495        9,814,514

 Cost of shares redeemed                                    (827,115,296)    (707,651,485)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            17,598,792       20,987,788
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   17,617,428       20,984,903

NET ASSETS

 Beginning of period                                        321,869,812      300,884,909

 End of period                                             $ 339,487,240    $ 321,869,812


FINANCIAL HIGHLIGHTS

                                YEARS ENDED NOVEMBER 30,

                                1996                       1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value, beginning      $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment           .029                       .032        .022        .019        .027
Operations
Net interest income

Less Distributions

 From net interest income        (.029)                     (.032)      (.022)      (.019)      (.027)

Net asset value,                $ 1.000                    $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

TOTAL RETURN A                   2.98%                      3.29%       2.19%       1.87%       2.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period       $ 339,487                  $ 321,870   $ 300,885   $ 288,566   $ 331,909
(000 omitted)

Ratio of expenses to             .59%                       .61%        .60%        .61%        .43% B
average net assets

Ratio of expenses to             .58%                       .61%        .60%        .61%        .43%
average net assets after        C
expense reductions

Ratio of net interest income     2.93%                      3.24%       2.16%       1.87%       2.76%
to average net assets


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
 Fidelity Connecticut Municipal Money Market Fund (the fund) (formerly Fidelity Connecticut Municipal Money Market Portfolio) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of the fund's average net assets.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $2,011 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions.
The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $511,259 and $67,611, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .16% of the fund's average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $22,600.
3. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $47,352 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity Connecticut Municipal Money Market Fund
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust II: Fidelity Connecticut Municipal Money Market Fund (formerly Fidelity Connecticut Municipal Money Market Portfolio) including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Money Market Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
January 3, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Deborah F. Watson, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
Fidelity Municipal Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
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TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
NEW JERSEY
MUNICIPAL
MONEY MARKET
FUND


ANNUAL REPORT
NOVEMBER 30, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    19   Notes to the financial statements.

REPORT OF INDEPENDENT    21   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996     PAST 1   PAST 5   LIFE OF
                                    YEAR     YEARS    FUND

Fidelity New Jersey Municipal      2.93%    13.90%   38.70%
Money Market Fund

New Jersey Tax-Free Money Market    2.85%    13.87%   n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on March 17, 1988. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of 11 New Jersey tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1996          PAST 1   PAST 5   LIFE OF
                                         YEAR     YEARS    FUND

Fidelity New Jersey Municipal            2.93%    2.64%    3.83%
Money Market Fund

New Jersey Tax-Free Money Market         2.85%    2.63%    n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               11/27/95   2/26/96   5/27/96   9/2/96   12/2/96



Fidelity New Jersey Municipa   3.17%      2.73%     3.10%     2.88%    2.88%
l
Money Market Fund



New Jersey Tax-Free            3.16%      2.68%     3.03%     2.81%    2.92%
Money Market Funds
Average



Fidelity New Jersey Municip    5.29%      4.56%     5.17%     4.81%    4.81%
al
Money Market  Fund -
Tax-equivalent

Row: 1, Col: 1, Value: 3.17
Row: 1, Col: 2, Value: 3.16
Row: 2, Col: 1, Value: 2.73
Row: 2, Col: 2, Value: 2.68
Row: 3, Col: 1, Value: 3.1
Row: 3, Col: 2, Value: 3.03
Row: 4, Col: 1, Value: 2.88
Row: 4, Col: 2, Value: 2.81
Row: 5, Col: 1, Value: 2.88
Row: 5, Col: 2, Value: 2.92
Fidelity New Jersey
Municipal Money
Market Fund
New Jersey Tax-Free
 Money Market
Funds Average
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the New Jersey tax-free money market funds average are from IBC Financial Data, Inc.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Jan Bradburn became Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund on August 1, 1996.
Q. JAN, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST YEAR?
A. At the beginning of 1996, the Federal Reserve Board was in the process of lowering the interest rate banks charge each other - known as the federal funds rate - in order to stimulate the economy, and the market was anticipating that the Fed would continue to do so. Market sentiment changed rapidly, however, when Federal Reserve Board Chairman Alan Greenspan, in his testimony before Congress, was surprisingly optimistic about the underlying strength of the economy. Then the February employment report showed the economy was generating new jobs at a faster rate than expected. A dramatic sell-off and sharply rising interest rates ensued. Over the summer, the Treasury market tended to trade within a narrow range, heading down just before the release of economic data - fearing that signs of economic strength would lead to Fed rate increases - then back up when the numbers came out and weren't as strong as anticipated. While the economy was expanding at a strong pace, the Fed stayed on the sidelines waiting for the slowdown it forecast to take shape. As we moved into the fall, consumer spending slowed, and it became evident to many in the market that the Fed would stand pat for the foreseeable future.
Q. DID THE MUNICIPAL MARKETS MIRROR THE TREASURY MARKET OVER THE SUMMER?
A. They did for the most part, although the municipal markets have to contend with the technical pressures of supply and demand. For example, many authorities in New Jersey issue a large percentage of their debt in the summer. As a result, we had a great opportunity in the summer to lock in favorable rates.
Q. HOW DID YOU RESPOND TO THE CONDITIONS POSED BY THE MARKET?
A. Early in the 12-month period through the first quarter of 1996, the fund's average maturity was in the mid 60-day range, as there were opportunities to lock in attractive yields. That period was followed by one with limited supply, so the fund's maturity drifted down to about 50 days as many of its holdings matured. In July, there was a good supply of new issuance, and the fund's purchases helped to push its maturity back up closer to 60 days. As of November 30, the fund's average maturity was 59 days.
Q. HOW DID THE FUND PERFORM?
A. Better than the average of its peers over the past year. The fund's seven-day yield on November 30, 1996, was 2.87%, compared to 3.14% 12 months ago. The latest yield was the equivalent of a 4.79% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. Through November 30,1996, the fund's 12-month total return was 2.93%, compared to 2.85% for the New Jersey Tax-Free Money Market Funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe that the Fed will wait until it can evaluate data in the fourth quarter of this year before taking action, if any. If the economy is showing robust signs of strengthening, the market might anticipate a round of Fed tightening. If we see more economic weakness, then we might start talking about an easing of interest rates. For now, I'll keep the fund positioned flexibly until we see signs of movement one way or the other. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
share price stability by
investing in high-quality
short-term New Jersey
municipal money market
securities
TRADING SYMBOL: FNJXX
FUND NUMBER: 417
START DATE: March 17, 1988
SIZE: as of November
30, 1996, more than $423
million
MANAGER: Janice Bradburn,
since August 1996; manager,
various Fidelity and Spartan
state municipal money
market funds; joined Fidelity
in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount
- is short, the fund manager
is anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            11/30/96           5/31/96            11/30/95

0 - 30       63                 72                 63

31 - 90      16                 9                  11

91 - 180     7                  8                  8

181 - 397    14                 11                 18

WEIGHTED AVERAGE MATURITY
                         11/30/96   5/31/96   11/30/95

Fidelity New Jersey
Municipal Money Market
Fund                     59 days    50 days   70 days

New Jersey Tax-Free
Money Market Funds
Average *                56 days    53 days   60 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1996 AS OF MAY 31, 1996

Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 31.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 51.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 50%
Commercial
paper 15%
Tender bonds 1%
Municipal
notes 33%
Other 1%
Variable rate
demand notes
(VRDNs) 51%
Commercial
paper 13%
Tender bonds 1%
Municipal
notes 34%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1996

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - 86.9 %
Allentown BAN 4.50% 1/15/97  $ 650,000 $ 650,387
Atlantic County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
Series 1986, 3.40%, LOC Marine Midland Bank, VRDN   2,900,000  2,900,000
Bloomingdale BAN 3.60% 3/14/97   742,000  742,101
Brick Township BAN 3.75% 3/27/97   4,448,100  4,450,680
Burlington County BAN:
 4% 1/24/97   3,500,000  3,501,877
 4.25% 3/13/97   3,200,000  3,204,820
Camden County BAN 3.43% 2/11/97   1,215,374  1,215,631
Camden County Impt. Auth. Rev., VRDN:
 (Jewish Commty. Center Proj.) Series 1995, 3.55%,
 LOC Fleet Bank, NA   2,300,000  2,300,000
 (Parkview Redev. Hsg. Proj.) 3.50%,
 LOC General Electric Capital Corp. (b)   6,000,000  6,000,000
Carlstadt BAN 4.50% 3/27/97   1,600,000  1,602,967
Chester Township BAN 4.25% 4/14/97   1,400,000  1,402,558
Clark Township BAN 3.94% 2/28/97   2,603,550  2,603,795
Clifton BAN 4.50% 6/26/97   2,500,000  2,508,175
Clifton Board of Ed. BAN 4% 1/10/97   2,500,000  2,500,797
Cresskill BAN 3.78% 1/3/97   1,000,000  1,000,070
Delaware River Port Auth. Participating VRDN, Series SG-53,
3.50% (Liquidity Facility Societe Generale, France) (c)   9,000,000
9,000,000
Denville Board of Ed. BAN 3.50% 2/19/97   2,250,000  2,251,667
Denville Township BAN 4% 12/27/96   4,000,000  4,001,453
East Brunswick BAN 4% 1/3/97   11,700,000  11,701,717
Essex County Impt. Auth. Rev. (Asset Sale)
Series 1995, 3.25% (AMBAC Insured)
(BPA Morgan Guaranty Trust, NY) VRDN   9,500,000  9,500,000
Essex Fells BAN 4% 12/13/96   2,250,000  2,250,320
Fair Lawn BAN 4% 12/13/96   3,000,000  3,000,427
Florham Park BAN 4.25% 11/7/97   1,700,000  1,707,639
Freehold Township BAN 4.125% 10/30/97   1,700,000  1,705,613
Hamilton Township BAN 4% 9/25/97   3,600,000  3,611,687
Harding Township BAN 4.11% 7/11/97   1,000,000  1,000,633
Highland Park BAN 3.75% 2/10/97   1,624,150  1,625,214
Hillside BAN 4.50% 8/8/97   2,422,200  2,430,169
Ho-ho-kus Borough BAN 3.74% 12/5/96   500,000  500,006
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled
Gov't. Loan Prog.) Series 1986, 3.35%,
LOC Comerica Bank, VRDN   20,095,000  20,095,000
Jefferson Township BAN 4.25% 2/21/97   729,810  730,363
Lacey Township BAN 4.25% 4/30/97   1,300,000  1,301,540
Lavallette BAN:
 4.25% 2/28/97   974,000  975,141
 4.25% 5/2/97   1,887,610  1,891,015
 4.25% 11/6/97   1,181,900  1,186,139
Mahwah Board of Ed. BAN 4.50% 5/15/97   1,100,000  1,102,964
Mahwah Township BAN 4.50% 6/26/97   1,400,000  1,404,196
Mendham Township BAN 4.25% 3/24/97   1,000,000  1,001,682
Mercer County BAN 4.50% 6/17/97   8,135,000  8,162,063
Metuchen BAN 4.09% 10/3/97   500,000  500,361
Middletown BAN 4% 2/14/97   2,650,000  2,651,847
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Monmouth County BAN 9.25% 12/1/96  $ 420,000 $ 420,000
Monmouth County Impt. Auth. Rev.
(Pooled Gov't. Loan Prog.) Series 1986, 3.35%,
LOC Union Bank of Switzerland, VRDN   15,050,000  15,050,000
Montclair BAN:
 4% 1/24/97   2,200,000  2,201,723
 4% 3/27/97   2,082,000  2,084,229
 4.50% 6/27/97   1,483,000  1,487,471
Montgomery Township BAN 4% 2/14/97   4,600,000  4,603,206
Morris County Gen. Oblig. BAN 3.47% 12/13/96   1,900,000  1,900,012
Mount Olive Township BAN 3.875% 10/15/97   2,400,000  2,404,561
Neptune Township BAN Series 1996, 4.50% 7/23/97   1,600,000  1,602,458
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 Rfdg. (RJB Associates 1983 Proj.) 3.60%,
 LOC PNC Bank   500,000  500,000
 (AVP Realty Holdings, Inc.) Series 1989 A, 3.55%,
 LOC PNC Bank (b)   1,050,000  1,050,000
 (Assoc. for Retarded Citizens) Series 1989 CC, 3.45%,
 LOC PNC Bank   1,050,000  1,050,000
 (Catholic Community Services) Series 1995, 3.35%,
 LOC First Union Nat'l Bank   1,250,000  1,250,000
 (Composite Issue A-C & E-L) Series 1989 E, 3.45%,
 LOC PNC Bank   200,000  200,000
 (Guttenplan's Bakery) Series 1989 G, 3.55%,
 LOC PNC Bank (b)   600,000  600,000
 (Hirsh Enterprises) Series 1989 II, 3.55%,
 LOC PNC Bank (b)   400,000  400,000
 (J.W. Holding Group) Series 1989 GG, 3.55%,
 LOC PNC Bank (b)   600,000  600,000
 (M&S Realty) Series 1988 N, 3.55%,
 LOC PNC Bank (b)   800,000  800,000
 (PVC Container Corp.) Series 1987 D, 3.65%,
 LOC Nat'l. Westminster Bank PLC (b)   1,235,000  1,235,000
 (Philly Venture Fund) Series 1988 P, 3.45%,
 LOC PNC Bank   1,100,000  1,100,000
 (Russ Berrie & Co. Inc.) 3%, LOC Bank of New York   5,200,000  5,200,000
New Jersey Econ. Dev. Auth. Econ. Growth Rev. Series F,
3.25%, LOC Fleet Bank, NA, VRDN   750,000  750,000
New Jersey Econ. Dev. Auth. First Mtg. Rev.
(Franciscan Oaks Proj.) Series 1992 B, 3.40%,
LOC Bank of Scotland, VRDN   8,000,000  8,000,000
New Jersey Econ. Dev. Auth. Gas Facs. Rev. (NUI Corp. Proj.)
Series 1996 A, 4.05% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)   200,000  200,000
New Jersey Econ. Dev. Auth. Ind. & Econ. Dev. Rev.
(Casa DiBertacchi Corp. Facs.) Series 1988, 3.75%,
LOC Marine Midland Bank, VRDN (b)   1,000,000  1,000,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev.
(Hoffman-La Roche Proj.) Series 1985, 3.55%,
LOC Wachovia Bank of North Carolina, VRDN   3,000,000  3,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Rev., VRDN:
 (500 International Drive Partners Proj.) Series 1995, 3.45%,
 LOC First Union Nat'l. Bank  $ 2,800,000 $ 2,800,000
 (Paterson Composite) (b):
  Series B, 3.50%, LOC Chase Manhattan Bank   2,000,000  2,000,000
  Series C, 3.50%, LOC Chase Manhattan Bank   400,000  400,000
 (Peddie School Proj.) 3.45% (BPA PNC Bank)   500,000  500,000
New Jersey Econ. Dev. Auth. Rev. Bonds:
 (Chambers Cogeneration Proj.) Series 1991 (b):
  3.45%, tender 12/5/96, LOC Swiss Bank Corp.   5,000,000  5,000,000
  3.40%, tender 12/6/96, LOC Swiss Bank Corp.   4,900,000  4,900,000
  3.45%, tender 12/9/96, LOC Swiss Bank Corp.   6,700,000  6,700,000
  3.50%, tender 2/19/97, LOC Swiss Bank Corp.   5,000,000  5,000,000
  3.50%, tender 2/21/97, LOC Swiss Bank Corp.   4,300,000  4,300,000
 (Keystone Proj.) Series 1992 (b):
  3.45%, tender 12/5/96, LOC Union Bank of Switzerland   2,000,000
2,000,000
  3.45%, tender 12/6/96, LOC Union Bank of Switzerland   1,000,000
1,000,000
  3.45%, tender 12/9/96, LOC Union Bank of Switzerland   3,000,000
3,000,000
  3.50%, tender 2/18/97, LOC Union Bank of Switzerland   5,000,000
5,000,000
 (Morris Hall/St. Lawrence Inc.) 4.625%, tender 12/2/96,
 LOC New Jersey Nat'l. Bank   3,100,000  3,100,000
New Jersey Edl. Facs. Auth. Participating VRDN,
Series SG-48, 3.50%
(Liquidity Facility Societe Generale, France) (c)   4,000,000  4,000,000
New Jersey Gen. Oblig. Participating VRDN (c):
 Series 1995-CB1, 3.57%
 (Liquidity Facility Chase Manhattan Bank)   4,900,000  4,900,000
 Series BT-104, 3.70% (Liquidity Facility Bankers Trust Co.)   2,500,000
2,500,000
 Series BTP-190, 3.70% (Liquidity Facility Bankers Trust Co.)   4,800,000
4,800,000
 Series MGT-21, 3.20%
 (Liquidity Facility Morgan Guaranty Trust, NY)   2,500,000  2,500,000
New Jersey Health Care Facs. Fing. Auth. Rev.
(Hosp. Cap. Asset Fing. Prog.) Series 1985 B, 3.25%,
LOC Chase Manhattan Bank, VRDN   8,100,000  8,100,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series 1994 C-3003, 3.80% (Liquidity Facility Citibank)   6,800,000
6,800,000
 Series 1994 C-3004, 3.57% (Liquidity Facility Citibank)   4,000,000
4,000,000
 Series 1996 F, 3.60% (Liquidity Facility Bank of America)   5,390,000
5,390,000
 Series PA-117, 3.60%
 (Liquidity Facility Merrill Lynch & Co.)   4,920,000  4,920,000
New Jersey Sports and Exposition Auth. Rev., Series 1992 C,
3.20% (MBIA Insured) (BPA Barclays Bank) VRDN   4,400,000  4,400,000
New Jersey TRAN Series 1997 A:
 3.65% 12/10/96   5,000,000  5,000,000
 3.65% 12/12/96   5,000,000  5,000,000
New Jersey Tax & Rev. CP:
Series 1997A:
  3.40% 12/13/96   5,000,000  5,000,000
  3.45% 1/29/97   2,000,000  2,000,000
  3.45% 2/12/97   2,000,000  2,000,000
  3.55% 3/10/97
  (Liquidity Facility Union Bank of Switzerland)   1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Trans. Sys. Auth. Bond 5% 6/15/97  $ 2,805,000 $ 2,822,563
New Jersey Trans. Auth. Participating VRDN,
Series 1995 B, 3.40% (MBIA Insured)
(Liquidity Facility Bank of New York, NY) (c)   3,600,000  3,600,000
Newark Gen. Impt. Gen. Oblig. Bonds 5%
10/1/97 (MBIA Insured) (d)   679,000  686,483
North Brunswick BAN 4.50% 8/29/97   3,000,000  3,013,289
North Plainfield BAN 4.50% 6/20/97   1,786,132  1,790,383
Ocean City BAN 4.50% 6/12/97   2,200,000  2,206,147
Ocean County BAN 4.25% 6/20/97   2,300,000  2,304,509
Passaic County BAN:
 4% 4/4/97   3,400,000  3,404,170
 4.10% 9/26/97 (d)   1,130,000  1,134,430
Passaic County Util. Auth. Solid Waste Sys. Rev. BAN
Series B, 3.95% 9/3/97 (MBIA Insured)   600,000  600,000
Pennington BAN 4.50% 6/27/97   500,000  501,368
Pennsauken Township BAN 4.10% 9/26/97   1,900,000  1,900,437
Pequannock Township BAN 4% 12/5/96   610,000  610,026
Readington Township BAN 4% 5/2/97   900,000  901,472
Roselle Park BAN 4.50% 10/16/97   1,322,000  1,329,002
Salem County Ind. Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Bonds (Philadelphia Elec. Co.) Series 1993 A,
3.50%, tender 2/18/97, LOC Toronto Dominion Bank (b)   4,600,000  4,600,000
Somerset County Gen. Oblig. Bonds 4.35% 12/1/96   760,000  760,000
Somerset County Poll. Cont. Rev.
(Minnesota Mining & Manufacturing 3M)
Series 1982, 3.30%, VRDN   600,000  600,000
Somerville BAN 3.50% 2/21/97   1,300,000  1,300,843
Southeast Morris County Muni. Util. Auth. Proj. BAN
4% 1/15/97   1,000,000  1,000,534
Upper Freehold BAN 4.50% 10/16/97   740,000  743,544
Upper Saddle River BAN 4.25% 1/10/97   1,178,000  1,178,627
Vernon Township Board of Ed. BAN 4.25% 12/5/97 (d)   2,250,000  2,262,353
Verona Township BAN 4.10% 11/19/97   1,523,000  1,528,965
Voorhees BAN 4.50% 8/6/97   920,000  923,307
Wall Township BAN 4.50% 6/26/97   1,800,000  1,805,395
Washington Township BAN 4% 12/13/96   1,200,000  1,200,067
West Deptford BAN 4% 3/27/97   1,000,000  1,000,616
West Milford BAN 4% 1/24/97   4,403,200  4,406,335
West Orange Township BAN 4.125% 1/13/97   1,200,000  1,200,650
West Orange Township Gen. Oblig. Bonds 4% 12/1/96   400,000  400,000
Willingboro BAN 4.50% 6/26/97   1,716,000  1,720,675
   362,307,564
NEW YORK & NEW JERSEY - 11.4 %
New York & New Jersey Port Auth. Equip. Rev., VRDN:
 Series 1996-1, 3.45%   5,000,000  5,000,000
 Series 1996-2, 3.60% (b)   3,500,000  3,500,000
 Series 1996-4, 3.45% (b)   4,200,000  4,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW YORK & NEW JERSEY - CONTINUED
New York & New Jersey Port Auth. Participating VRDN (c):
 Series GS-52, 3.65%
 (Liquidity Facility Societe Generale France) (b) $ 4,600,000 $ 4,600,000 Series PA-67, 3.45%
 (Liquidity Facility Merrill Lynch & Co.)   2,000,000  2,000,000
New York & New Jersey Port Auth. Rev., VRDN (b):
 Series 1991, 3.821%   8,800,000  8,800,000
 Series 1992, 3.41%   6,800,000  6,800,000
 Series 1995, 3.41%   9,400,000  9,400,000
New York & New Jersey Port Auth. Spl. Oblig. Rev.
 (Versatile Structure) VRDN (b):
  Series 1, 4.20%   1,000,000  1,000,000
  Series 4, 4.15% (BPA Landesbank Hessen-Thuringen)   1,800,000  1,800,000
   47,100,000
PUERTO RICO - 1.7 %
Puerto Rico Commonwealth Highway & Trans. Auth.
Participating VRDN, Series PA-114, 3.40%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)   300,000  300,000
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c):
 Series BT-165, 3.55% (Liquidity Facility Bankers Trust Co.)   5,712,000
5,712,000
 Series PA-97, 3.40% (MBIA Insured)
 (Liquidity Facility Merrill Lynch & Co.)   1,000,000  1,000,000
   7,012,000
TOTAL INVESTMENTS - 100%  $ 416,419,564
Total cost for Income Tax Purposes   $ 416,419,564
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At November 30, 1996, the fund had a capital loss carryforward of approximately $29,000 of which $8,000 and $21,000 will expire on November 30, 2001 and 2003 respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1996

ASSETS

Investment in securities, at value -                                      $ 416,419,564
See accompanying schedule

Cash                                                                       3,639,645

Receivable for investments sold                                            3,300,784

Interest receivable                                                        4,239,037

 TOTAL ASSETS                                                              427,599,030

LIABILITIES

Payable for investments purchased                           $ 4,086,471
 Delayed delivery

Distributions payable                                        29,732

Accrued management fee                                       137,770

Other payables and accrued expenses                          121,233

 TOTAL LIABILITIES                                                         4,375,206

NET ASSETS                                                                $ 423,223,824

Net Assets consist of:

Paid in capital                                                           $ 423,252,697

Accumulated net realized gain (loss) on investments                        (28,873)

NET ASSETS, for 423,252,697 shares outstanding                            $ 423,223,824

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($423,223,824 (divided by) 423,252,697 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1996

INTEREST INCOME                                                       $ 15,282,911

EXPENSES

Management fee                                          $ 1,726,411

Transfer agent, accounting and custodian fees and        939,170
expenses

Non-interested trustees' compensation                    2,975

Registration fees                                        27,200

Audit                                                    25,666

Legal                                                    4,593

Miscellaneous                                            1,955

 Total expenses before reductions                        2,727,970

 Expense reductions                                      (45,227)      2,682,743

NET INTEREST INCOME                                                    12,600,168

REALIZED AND UNREALIZED GAIN (LOSS)                                    517
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        (353)
accretion of market discount

NET GAIN (LOSS)                                                        164

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 12,600,332


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED         YEAR ENDED
                                                           NOVEMBER 30,       NOVEMBER 30,

                                                           1996               1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 12,600,168       $ 13,958,335
Net interest income

 Net realized gain (loss)                                   517                (20,623)

 Increase (decrease) in net unrealized gain from            (353)              353
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            12,600,332         13,938,065
FROM OPERATIONS

Distributions to shareholders from net interest income      (12,600,168)       (13,958,335)

Share transactions at net asset value of $1.00 per share    1,156,682,684      1,061,922,377
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     12,239,915         13,552,281

 Cost of shares redeemed                                    (1,180,407,784)    (1,040,293,968)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (11,485,185)       35,180,690
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (11,485,021)       35,160,420

NET ASSETS

 Beginning of period                                        434,708,845        399,548,425

 End of period                                             $ 423,223,824      $ 434,708,845


FINANCIAL HIGHLIGHTS
      YEARS ENDED NOVEMBER 30,

      1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value, beginning         $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

Income from Investment              .029        .033        .022        .019        .028
Operations
Net interest income

Less Distributions

 From net interest income           (.029)      (.033)      (.022)      (.019)      (.028)

Net asset value, end of period     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN  A                     2.93%       3.33%       2.19%       1.94%       2.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 423,224   $ 434,709   $ 399,548   $ 359,587   $ 359,093
(000 omitted)

Ratio of expenses to average        .63%        .62%        .62%        .63%        .64%
net assets

Ratio of expenses to average        .61%        .62%        .62%        .63%        .64%
net assets after expense           B
reductions

Ratio of net interest income to     2.89%       3.28%       2.17%       1.92%       2.78%
average net assets


1. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
2. FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Jersey Municipal Money Market Fund (the fund) (formerly Fidelity New Jersey Tax-Free Money Market Portfolio) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $8,659 for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $822,468 and $88,500, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $55,169.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $45,227 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Court Street Trust II:
Fidelity New Jersey Municipal Money Market Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Court Street Trust II: Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey Tax-Free Money Market Portfolio), including the schedule of portfolio investments, as of November 30, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996 by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Court Street Trust II: Fidelity New Jersey Municipal Money Market Fund as of November 30, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Dallas, Texas
January 3, 1996
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Janice S. Bradburn, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
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